UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2015 – APRIL 30, 2016

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2016

AMG FQ Tax-Managed U.S. Equity Fund

Investor Class: MFQAX	| Institutional Class: MFQTX

AMG FQ U.S. Equity Fund

Investor Class: FQUAX	| Institutional Class: MEQFX

AMG FQ Global Risk-Balanced Fund

Investor Class: MMAVX	| Service Class: MMASX	| Institutional Class: MMAFX

www.amgfunds.com |	SAR016-0416

AMG Funds

Semi-Annual Report—April 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG FQ Tax-Managed U.S. Equity Fund	5
AMG FQ U.S. Equity Fund	9
AMG FQ Global Risk-Balanced Fund	14

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	23
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	25
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	26
Detail of changes in assets for the past two fiscal periods

Financial Highlights	28
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	32
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense	Beginning	Ending	Expenses
	Ratio for	Account Value	Account Value	Paid During
Six Months Ended April 30, 2016	the Period	11/01/15	4/30/16	the Period*
AMG FQ Tax-Managed U.S. Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.14%	$1,000	$975	$5.60
Hypothetical (5% return before expenses)	1.14%	$1,000	$1,019	$5.72
Institutional Class Shares
Based on Actual Fund Return	0.89%	$1,000	$976	$4.37
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.47
AMG FQ U.S. Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.04%	$1,000	$984	$5.13
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.22
Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$985	$3.90
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.97
AMG FQ Global Risk-Balanced Fund
Investor Class Shares
Based on Actual Fund Return	1.39%	$1,000	$1,028	$7.01
Hypothetical (5% return before expenses)	1.39%	$1,000	$1,018	$6.97
Service Class Shares
Based on Actual Fund Return	0.98%	$1,000	$1,030	$4.95
Hypothetical (5% return before expenses)	0.98%	$1,000	$1,020	$4.92
Institutional Class Shares
Based on Actual Fund Return	0.89%	$1,000	$1,031	$4.49
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.47

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2

Fund Performance (unaudited)

Periods ended April 30, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2016.

Average Annual Total Returns[1]	Six Months†	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG FQ Tax-Managed U.S. Equity Fund[2,3,4,5]
Investor Class	(2.55)%	(4.12)%	10.17%	6.35%	6.41%	03/01/06
Institutional Class	(2.40)%	(3.86)%	10.44%	6.57%	6.31%	12/18/00
Russell 3000® Index[6,7]	0.06%	(0.18)%	10.50%	6.85%	5.37%	12/18/00
Return After Tax on Distributions:[8]
Investor Class	(2.65)%	(4.21)%	10.11%	6.29%	6.35%	03/01/06
Institutional Class	(2.53)%	(3.99)%	10.33%	6.47%	6.20%	12/18/00
Return After Tax on Distributions & Sale of Fund Shares:[8]
Investor Class	(1.36)%	(2.25)%	8.08%	5.12%	5.18%	03/01/06
Institutional Class	(1.25)%	(2.08)%	8.30%	5.30%	5.20%	12/18/00
AMG FQ U.S. Equity Fund[2,3,5]
Investor Class	(1.64)%	(1.63)%	8.37%	5.52%	5.71%	03/01/06
Institutional Class	(1.51)%	(1.38)%	8.64%	5.79%	7.93%	08/14/92
Russell 3000® Index[6,7]	0.06%	(0.18)%	10.50%	6.85%	9.22%	08/14/92
AMG FQ Global Risk-Balanced Fund[2,5,9,10,11,12,13,14,15]
Investor Class	2.78%	(6.02)%	2.74%	—	4.77%	01/01/10
Service Class	3.01%	(5.62)%	3.17%	—	5.17%	01/01/10
Institutional Class	3.13%	(5.49)%	3.28%	2.24%	5.82%	11/18/88
AMG FQ Global Risk-Balanced Fund Composite Hedged Index[16,17]	(0.65)%	(2.28)%	5.58%	3.55%	5.64%	11/30/88
AMG FQ Global Risk-Balanced Fund Composite Unhedged Index[16,17]	2.33%	0.20%	4.14%	4.56%	6.51%	11/30/88
S&P 500 Index[7,18]	0.43%	1.21%	11.02%	6.91%	10.12%	11/18/88

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2016. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[4]	The Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.
[5]	The Fund may invest in derivatives; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[6]	The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents approximately 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment and does not incur expenses.
[7]	Date reflects the inception date of the Fund, not the index.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[9]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. These risks are magnified in emerging markets.
[10]	The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively large losses for the Fund.
[11]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.
[12]	Because the Fund invests in exchange traded funds (ETFs) which incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the Fund will be indirectly exposed to all the risks of securities held by the ETFs.
[13]	Obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support. Additionally, debt securities of the U.S. Government may be affected by changing interest rates and subject to prepayment risk.
[14]	The Fund is subject to risks associated with investments in small- and mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

3

Fund Performance (continued)

[15]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[16]	The Fund’s index is comprised of 60% MSCI World Index and 40% Citigroup World Government Bond Index (Composite Index). The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI World Index consists of 23 developed country indices. The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. Unlike the Fund, the Composite Index is unmanaged, is not available for investment, and does not incur fees. All MSCI data is provided ’as is. ’The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
[17]	The date reflects the closet available index date to the Fund’s inception date.
[18]	The S&P 500 Index is capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 3000® Index is a trademark of the London Stock Exchange Group companies.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG FQ Tax-Managed U.S. Equity Fund

Fund Snapshots (unaudited)

April 30, 2016

PORTFOLIO BREAKDOWN

	AMG FQ
	Tax-Managed	Russell 3000®
Sector	U.S. Equity Fund*	Index
Information Technology	19.2%	19.0%
Health Care	14.4%	14.0%
Financials	15.3%	17.7%
Consumer Discretionary	13.2%	13.5%
Industrials	11.8%	10.9%
Consumer Staples	9.4%	9.0%
Energy	6.5%	6.7%
Materials	4.3%	3.4%
Telecommunication Services	4.0%	2.4%
Utilities	1.4%	3.4%
Other Assets and Liabilities	0.5%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

%of
Security Name	Net Assets
Apple, Inc.**	3.4%
Johnson & Johnson	2.4
Berkshire Hathaway, Inc., Class B**	2.3
Verizon Communications, Inc.	2.3
Wells Fargo & Co.	2.3
Visa, Inc., Class A**	2.1
Altria Group, Inc.	1.8
MasterCard, Inc., Class A**	1.8
General Electric Co.	1.8
Alaska Air Group, Inc.**	1.8

Top Ten as a Group	22.0%

**	Top Ten Holdings as of October 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 13.2%
1-800-Flowers.com, Inc., Class A*	17,600	$138,160
Amazon.com, Inc.*	622	410,265
Comcast Corp., Class A	4,300	261,268
Cooper Tire & Rubber Co.	21,600	746,064
D.R. Horton, Inc.	32,100	964,926
DISH Network Corp., Class A*	2,000	98,580
The Home Depot, Inc.	1,900	254,391
Hyatt Hotels Corp., Class A*,1	20,100	962,388
Lowe’s Cos., Inc.	7,000	532,140
Michael Kors Holdings, Ltd.*	15,900	821,394
The Michaels Cos., Inc.*	9,000	255,870
Monarch Casino & Resort, Inc.*	2,400	45,600
NVR, Inc.*	518	860,548
Ruth’s Hospitality Group, Inc.	28,600	454,168
Smith & Wesson Holding Corp.*,1	34,100	744,403
Standard Motor Products, Inc.	3,900	138,489
Tenneco, Inc.*	18,500	986,050
Viacom, Inc., Class A	10,800	474,444
Visteon Corp.	11,200	892,304
The Walt Disney Co.	2,300	237,498
ZAGG, Inc.*	94,100	753,741
Total Consumer Discretionary		11,032,691
Consumer Staples - 9.4%
Altria Group, Inc.	24,500	1,536,395
Central Garden and Pet Co., Class A*	39,200	638,568
The Coca-Cola Co.	5,400	241,920
Coca-Cola Enterprises, Inc.	18,800	986,624
Dr. Pepper Snapple Group, Inc.	2,500	227,275
Herbalife, Ltd.*,1	8,100	469,395
Hormel Foods Corp.	13,600	524,280
Medifast, Inc.	9,600	302,688
National Beverage Corp.*	8,300	387,942
PepsiCo, Inc.	2,300	236,808
Philip Morris International, Inc.	1,500	147,180
The Procter & Gamble Co.	5,400	432,648
Seneca Foods Corp., Class A*	3,400	110,806
Tyson Foods, Inc., Class A	19,400	1,276,908
Wal-Mart Stores, Inc.	6,000	401,220
Total Consumer Staples		7,920,657

	Shares	Value
Energy - 6.5%
Chevron Corp.	1,700	$173,706
Dril-Quip, Inc.*	2,700	175,014
Exxon Mobil Corp.	11,300	998,920
FMC Technologies, Inc.*	34,700	1,058,003
Frank’s International NV1	29,300	487,845
Gener8 Maritime, Inc.*	8,500	61,455
Marathon Petroleum Corp.	10,800	422,064
Phillips 66	4,600	377,706
Valero Energy Corp.	9,200	541,604
World Fuel Services Corp.	25,100	1,172,923
Total Energy		5,469,240
Financials - 15.3%
Alleghany Corp.*	1,297	676,100
American Homes 4 Rent, Class A	10,600	167,692
American International Group, Inc.	4,900	273,518
American Tower Corp.	800	83,904
Arch Capital Group, Ltd.*	11,700	824,733
Argo Group International Holdings, Ltd.	1,200	65,964
Bank of America Corp.	8,700	126,672
Berkshire Hathaway, Inc., Class A*	1	219,000
Berkshire Hathaway, Inc., Class B*	13,387	1,947,541
Brown & Brown, Inc.	25,500	895,305
Bryn Mawr Bank Corp.[1]	4,300	122,206
Capitol Federal Financial, Inc.	28,800	382,752
CenterState Banks, Inc.	5,600	91,224
Chubb, Ltd.	1,203	141,786
Citigroup, Inc.	13,300	615,524
Discover Financial Services	10,500	590,835
Equity Commonwealth*	1,900	53,029
Erie Indemnity Co., Class A	2,000	188,780
Everest Re Group, Ltd.	2,200	406,780
First Interstate BancSystem, Inc., Class A	4,100	111,110
GAMCO Investors, Inc., Class A1	4,400	174,108
JPMorgan Chase & Co.	7,200	455,040
Nasdaq, Inc.	1,400	86,394
PrivateBancorp, Inc.	4,400	183,084
Selective Insurance Group, Inc.	6,800	236,028
Sierra Bancorp	2,500	44,025
SunTrust Banks, Inc.	10,300	429,922

The accompanying notes are an integral part of these financial statements.

6

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 15.3% (continued)
The Travelers Cos., Inc.	3,500	$384,650
Voya Financial, Inc.	27,600	896,172
Wells Fargo & Co.	37,800	1,889,244
WR Berkley Corp.	1,300	72,800
Total Financials		12,835,922
Health Care - 14.4%
Agilent Technologies, Inc.	18,600	761,112
Amgen, Inc.	8,300	1,313,890
Anika Therapeutics, Inc.*	9,000	410,940
Atrion Corp.	251	99,722
Biogen, Inc.*	1,735	477,108
Bruker Corp.	29,500	834,850
Cantel Medical Corp.	8,100	542,619
Charles River Laboratories International, Inc.*	12,700	1,006,729
Chemed Corp.	3,900	506,142
CR Bard, Inc.	846	179,496
Gilead Sciences, Inc.	1,100	97,031
Humana, Inc.	1,200	212,484
Invacare Corp.[1]	18,100	203,444
Johnson & Johnson	17,600	1,972,608
Magellan Health, Inc.*	700	49,322
McKesson Corp.	1,200	201,384
Merck & Co., Inc.	3,200	175,488
OraSure Technologies, Inc.*	12,500	89,750
Pfizer, Inc.	11,500	376,165
Triple-S Management Corp., Class B*	10,100	263,004
UnitedHealth Group, Inc.	10,100	1,329,968
Universal Health Services, Inc., Class B	7,000	935,760
Total Health Care		12,039,016
Industrials - 11.8%
Alaska Air Group, Inc.	21,100	1,486,073
ARC Document Solutions, Inc.*	19,800	81,576
BWX Technologies, Inc.	27,500	918,225
Delta Air Lines, Inc.	20,650	860,485
General Dynamics Corp.	3,600	505,872
General Electric Co.	48,700	1,497,525
Huntington Ingalls Industries, Inc.	6,800	984,436
Illinois Tool Works, Inc.	1,400	146,328
Landstar System, Inc.	10,200	668,610

	Shares	Value
Southwest Airlines Co.	8,200	$365,802
Spirit AeroSystems Holdings, Inc., Class A*	18,700	881,705
Swift Transportation Co.*,1	40,600	674,772
UniFirst Corp.	3,000	325,140
Wabash National Corp.*	6,500	92,625
Watsco, Inc.	700	94,129
West Corp.	16,200	347,166
Total Industrials		9,930,469
Information Technology - 19.2%
Alpha & Omega Semiconductor, Ltd.*,1	7,300	94,827
Alphabet, Inc., Class A*	706	499,763
Alphabet, Inc., Class C*	952	659,746
Apple, Inc.	30,441	2,853,539
Cisco Systems, Inc.	4,500	123,705
Citrix Systems, Inc.*	2,900	237,336
Coherent, Inc.*	5,200	485,680
Facebook, Inc., Class A*	4,700	552,626
Ingram Micro, Inc., Class A	19,300	674,535
Insight Enterprises, Inc.*	7,200	177,912
International Business Machines Corp.	3,400	496,196
Juniper Networks, Inc.	30,400	711,360
Leidos Holdings, Inc.	16,400	813,604
MasterCard, Inc., Class A	15,580	1,511,104
Microsoft Corp.	29,100	1,451,217
NETGEAR, Inc.*	1,600	67,840
Nuance Communications, Inc.*	3,200	54,976
Oracle Corp.	1,700	67,762
QUALCOMM, Inc.	10,800	545,616
Teradyne, Inc.	45,900	867,969
Texas Instruments, Inc.	19,100	1,089,464
VASCO Data Security International, Inc.*	18,400	318,872
Visa, Inc., Class A	22,400	1,730,176
Total Information Technology		16,085,825
Materials - 4.3%
Bemis Co., Inc.	18,500	928,330
Cabot Corp.	2,200	107,338
Graphic Packaging Holding Co.	25,300	335,984
LyondellBasell Industries N.V., Class A	7,700	636,559
Sealed Air Corp.	13,600	644,096

The accompanying notes are an integral part of these financial statements.

7

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.3% (continued)
Westlake Chemical Corp.	18,400	$923,496
Total Materials		3,575,803
Telecommunication Services - 4.0%
AT&T, Inc.	13,001	504,699
Cincinnati Bell, Inc.*	43,900	167,698
Telephone & Data Systems, Inc.	25,800	762,906
Verizon Communications, Inc.	37,900	1,930,626
Total Telecommunication Services		3,365,929
Utilities - 1.4%
American Water Works Co, Inc.	10,900	793,084
Public Service Enterprise Group, Inc.	7,900	364,427
Total Utilities		1,157,511
Total Common Stocks (cost $69,484,807)		83,413,063

	Principal
	Amount
Short-Term Investments - 3.5%
Repurchase Agreements - 3.0%[2]
BNP Paribas Securities Corp., dated 04/29/16,due 05/02/16, 0.300%, total to be received $479,745 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/30/16 - 05/01/46, totaling $489,328)	$479,733	479,733

	Principal
	Amount	Value
Citigroup Global Markets, Inc., dated 04/29/16,due 05/02/16, 0.300%, total to be received $1,000,025 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 06/30/17 - 05/01/46, totaling $1,020,000)	$1,000,000	$1,000,000
Nomura Securities International, Inc., dated 04/29/16, due 05/02/16, 0.320%, total to be received $1,000,027 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 05/15/16 - 03/20/66, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,479,733

	Shares
Other Investment Companies - 0.5%[3]
Dreyfus Institutional Cash Advantage Fund,
Institutional Class Shares, 0.37%	428,544	428,544
Total Short-Term Investments (cost $2,908,277)		2,908,277
Total Investments - 103.0% (cost $72,393,084)		86,321,340
Other Assets, less Liabilities - (3.0)%		(2,481,293)
Net Assets - 100.0%		$83,840,047

The accompanying notes are an integral part of these financial statements.

8

AMG FQ U.S. Equity Fund

Fund Snapshots (unaudited)

April 30, 2016

PORTFOLIO BREAKDOWN

	AMG FQ
	U.S.	Russell 3000®
Sector	Equity Fund*	Index
Information Technology	17.5%	19.0%
Financials	17.2%	17.7%
Health Care	14.3%	14.0%
Consumer Discretionary	13.4%	13.5%
Industrials	12.5%	10.9%
Consumer Staples	9.2%	9.0%
Energy	6.4%	6.7%
Telecommunication Services	4.8%	2.4%
Materials	4.0%	3.4%
Utilities	0.3%	3.4%
Purchased Options	0.6%	0.0%
Other Assets and Liabilities	(0.2)%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Johnson & Johnson	2.7%
Berkshire Hathaway, Inc., Class B**	2.4
JPMorgan Chase & Co.**	2.2
Verizon Communications, Inc.**	2.2
Apple, Inc.**	2.1
Citigroup, Inc.**	1.7
Altria Group, Inc.	1.7
Amgen, Inc.**	1.5
Texas Instruments, Inc.	1.5
Illinois Tool Works, Inc.	1.4

Top Ten as a Group	19.4%

**	Top Ten Holdings as of October 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks - 99.6%
Consumer Discretionary - 13.4%
1-800-Flowers.com, Inc., Class A*	63,200	$496,120
Amazon.com, Inc.*	570	375,966
AMC Entertainment Holdings, Inc., Class A	2,300	64,814
AMC Networks, Inc., Class A*	900	58,707
Comcast Corp., Class A	2,000	121,520
Dillard’s, Inc., Class A	900	63,405
Express, Inc.*	17,200	312,696
The Home Depot, Inc.	1,400	187,446
Hyatt Hotels Corp., Class A*,1	1,300	62,244
Lear Corp.	3,900	449,007
Macy’s, Inc.	5,500	217,745
McDonald’s Corp.	500	63,245
Michael Kors Holdings, Ltd.*,4	13,600	702,576
The Michaels Cos., Inc.*	24,200	688,006
Nutrisystem, Inc.	2,700	59,454
NVR, Inc.*	277	460,177
Omnicom Group, Inc.[4]	9,400	779,918
PetMed Express, Inc.	20,400	373,320
Ruth’s Hospitality Group, Inc.	40,000	635,200
Standard Motor Products, Inc.	1,900	67,469
Stoneridge, Inc.*	13,500	192,510
Superior Industries International, Inc.	14,000	365,680
Target Corp.[4]	8,500	675,750
Thomson Reuters Corp.	3,300	135,729
Viacom, Inc., Class A1	900	39,537
Visteon Corp.	1,400	111,538
The Walt Disney Co.	1,700	175,542
ZAGG, Inc.*	23,800	190,638
Total Consumer Discretionary		8,125,959
Consumer Staples - 9.2%
Altria Group, Inc.[4]	16,500	1,034,715
Central Garden and Pet Co., Class A*	3,500	57,015
Church & Dwight Co., Inc.	4,400	407,880
The Clorox Co.	400	50,092
The Coca-Cola Co.	4,100	183,680
Coty, Inc., Class A1	24,800	753,920
CVS Health Corp.	600	60,300
The Hershey Co.	7,700	716,947
John B Sanfilippo & Son, Inc.	5,000	276,650

	Shares	Value
Medifast, Inc.	2,000	$63,060
National Beverage Corp.*,1	13,600	635,664
PepsiCo, Inc.	1,080	111,197
Philip Morris International, Inc.	1,200	117,744
The Procter & Gamble Co.	5,500	440,660
Revlon, Inc., Class A*	1,700	61,931
Seneca Foods Corp., Class A*	2,500	81,475
Sysco Corp.	1,300	59,891
Tootsie Roll Industries, Inc.	1,700	60,588
Tyson Foods, Inc., Class A	5,800	381,756
Wal-Mart Stores, Inc.	500	33,435
Total Consumer Staples		5,588,600
Energy - 6.4%
Chevron Corp.[4]	1,700	173,707
DHT Holdings, Inc.	10,000	57,400
Diamondback Energy, Inc.*	200	17,316
Exxon Mobil Corp.[4]	8,100	716,040
FMC Technologies, Inc.*	17,000	518,330
Frank’s International NV1	41,500	690,975
Noble Corp. PLC	5,400	60,642
Occidental Petroleum Corp.	3,000	229,950
Oceaneering International, Inc.	8,000	293,200
Parsley Energy, Inc., Class A*	1,900	44,498
RSP Permian, Inc.	2,000	61,220
Schlumberger, Ltd.	1,200	96,408
Valero Energy Corp.	4,400	259,028
World Fuel Services Corp.	14,500	677,585
Total Energy		3,896,299
Financials - 17.2%
The Allstate Corp.[4]	7,900	513,895
American Express Co.[4]	10,800	706,644
Ameriprise Financial, Inc.	500	47,950
Ares Commercial Real Estate Corp.	5,800	69,600
Bank of America Corp.[4]	54,850	798,616
Berkshire Hathaway, Inc., Class B*,4	10,100	1,469,348
Citigroup, Inc.[4]	22,710	1,051,019
Cousins Properties, Inc.	11,200	115,920
Dynex Capital, Inc.[1]	28,100	182,650
Equity Residential	7,400	503,718
Erie Indemnity Co., Class A	3,500	330,365
FNF Group	12,900	411,510

The accompanying notes are an integral part of these financial statements.

10

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.2% (continued)
GAMCO Investors, Inc., Class A1	2,700	$106,839
The Hanover Insurance Group, Inc.	800	68,608
Host Hotels & Resorts, Inc.	2,900	45,878
Infinity Property & Casualty Corp.	800	64,128
JPMorgan Chase & Co.[4]	21,600	1,365,120
LaSalle Hotel Properties	1,600	38,240
Lazard, Ltd., Class A	3,700	133,385
Morgan Stanley	1,900	51,414
Morningstar, Inc.	500	41,600
Nasdaq, Inc.	1,600	98,736
Old Republic International Corp.	20,000	369,800
Paramount Group, Inc.	3,300	55,110
Piedmont Office Realty Trust, Inc., Class A1	3,200	63,712
The Progressive Corp.	900	29,340
Public Storage	300	73,443
Simon Property Group, Inc.	4,110	826,809
Synovus Financial Corp.	1,480	46,117
Taubman Centers, Inc.	700	48,615
The Travelers Cos., Inc.[4]	3,600	395,640
Wells Fargo & Co.[4]	6,600	329,868
Total Financials		10,453,637
Health Care - 14.3%
Allergan PLC*	200	43,312
Amgen, Inc.[4]	5,900	933,970
Atrion Corp.	200	79,460
BioDelivery Sciences International, Inc.*	18,700	63,206
BioTelemetry, Inc.*	12,200	191,906
Bruker Corp.[4]	25,900	732,970
Chemed Corp.	4,700	609,966
CR Bard, Inc.	200	42,434
Gilead Sciences, Inc.	700	61,747
Globus Medical, Inc., Class A*	18,700	468,248
Healthways, Inc.*	13,800	160,770
Invacare Corp.[1]	20,700	232,668
Johnson & Johnson[4]	14,400	1,613,952
LeMaitre Vascular, Inc.	10,900	180,722
Magellan Health, Inc.*,4	10,000	704,600
Merck & Co., Inc.	3,800	208,392
OraSure Technologies, Inc.*	95,900	688,562
Owens & Minor, Inc.[1]	1,500	54,585

	Shares	Value
PDL BioPharma, Inc.[1]	19,700	$74,269
Pfizer, Inc.	7,100	232,241
Prestige Brands Holdings, Inc.*	9,500	539,410
Stryker Corp.	400	43,604
Sucampo Pharmaceuticals, Inc., Class A*	21,600	232,848
Triple-S Management Corp., Class B*	14,300	372,372
UnitedHealth Group, Inc.	300	39,504
Xencor, Inc.*	4,700	57,575
Total Health Care		8,663,293
Industrials - 12.5%
Allison Transmission Holdings, Inc.	21,900	630,939
ARC Document Solutions, Inc.*	28,000	115,360
Carlisle Cos., Inc.	7,400	754,060
Ennis, Inc.	7,000	136,780
Federal Signal Corp.	17,400	238,206
General Dynamics Corp.[4]	1,600	224,832
General Electric Co.[4]	22,600	694,950
The Greenbrier Cos., Inc.	2,100	62,979
Hawaiian Holdings, Inc.*	6,200	260,834
Heidrick & Struggles International, Inc.	2,700	53,271
Huntington Ingalls Industries, Inc.	5,300	767,281
Illinois Tool Works, Inc.[4]	8,100	846,612
Insperity, Inc.	3,300	174,141
Knoll, Inc.	2,600	60,710
Landstar System, Inc.	4,600	301,530
MSC Industrial Direct Co., Inc., Class A	1,400	108,500
Northrop Grumman Corp.	500	103,130
Spirit AeroSystems Holdings, Inc., Class A*	15,200	716,680
Universal Forest Products, Inc.	700	53,655
WABCO Holdings, Inc.*	500	56,080
Watsco, Inc.	3,800	510,986
West Corp.[4]	32,800	702,904
Total Industrials		7,574,420
Information Technology - 17.5%
Alpha & Omega Semiconductor, Ltd.*	29,300	380,607
Alphabet, Inc., Class A*,4	741	524,539
Alphabet, Inc., Class C*,4	467	323,636
Apple, Inc.[4]	13,507	1,266,146
Cisco Systems, Inc.	12,500	343,625
Citrix Systems, Inc.*	2,200	180,048
EarthLink Holdings Corp.	122,200	709,982

The accompanying notes are an integral part of these financial statements.

11

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 17.5% (continued)
Facebook, Inc., Class A*	3,300	$388,014
Insight Enterprises, Inc.*	14,000	345,940
Intel Corp.	3,400	102,952
International Business Machines Corp.	400	58,376
Leidos Holdings, Inc.	5,000	248,050
Marchex, Inc., Class B	4,400	18,700
MasterCard, Inc., Class A	700	67,893
Microsoft Corp.[4]	16,700	832,829
MicroStrategy, Inc., Class A*	4,100	735,212
Motorola Solutions, Inc.[4]	10,100	759,419
NCR Corp.*	6,000	174,540
Nuance Communications, Inc.*	39,700	682,046
Oracle Corp.	1,000	39,860
PayPal Holdings, Inc.	1,000	39,180
QLogic Corp.*	3,800	49,742
Rudolph Technologies, Inc.*	2,100	29,127
Texas Instruments, Inc.[4]	15,800	901,232
VASCO Data Security International, Inc.*	2,600	45,058
Visa, Inc., Class A4	8,500	656,540
Web.com Group, Inc.*	3,000	59,970
WebMD Health Corp.*,1	8,900	558,386
Western Digital Corp.	2,900	118,508
Total Information Technology		10,640,157
Materials - 4.0%
Bemis Co., Inc.[4]	10,200	511,836
Cabot Corp.	9,800	478,142
Packaging Corp. of America	1,800	116,784
Reliance Steel & Aluminum Co.[4]	10,700	791,479
Silgan Holdings, Inc.	1,100	55,814
Trinseo, S.A.*	10,400	445,016
Total Materials		2,399,071
Telecommunication Services - 4.8%
AT&T, Inc.	8,781	340,878
CenturyLink, Inc.[1]	23,200	718,040
Shenandoah Telecommunications Co.	7,300	209,437
Telephone & Data Systems, Inc.	11,000	325,270
Verizon Communications, Inc.[4]	26,100	1,329,534
Total Telecommunication Services		2,923,159

	Shares	Value
Utilities - 0.3%
AES Corp.	5,000	$55,800
Avangrid, Inc.	1,600	64,160
Edison International	900	63,639
Total Utilities		183,599
Total Common Stocks (cost $57,296,931)		60,448,194

	Contracts
Purchased Options - 0.6%
S&P 500 Puts, 1,700 Strike Price, Expiration 05/20/16	48	1,920
S&P 500 Puts, 1,760 Strike Price, Expiration 05/20/16	45	3,285
S&P 500 Puts, 1,900 Strike Price, Expiration 06/17/16	102	108,120
S&P 500 Puts, 1,920 Strike Price, Expiration 05/20/16	5	1,625
S&P 500 Puts, 1,920 Strike Price, Expiration 07/15/16	93	216,690
Total Purchased Options (cost $871,300)		331,640

	Principal
	Amount
Short-Term Investments - 4.4%
Repurchase Agreements - 3.4%[2]
BNP Paribas Securities Corp., dated 04/29/16, due 05/02/16, 0.300%, total to be received $86,037 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/30/16 - 05/01/46, totaling $87,756)	$86,035	86,035
Citigroup Global Markets, Inc., dated 04/29/16,due 05/02/16, 0.300%, total to be received $1,000,025 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 06/30/17 - 05/01/46, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/29/16, due 05/02/16, 0.320%, total to be received $1,000,027 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 05/15/16 - 03/20/66, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,086,035

The accompanying notes are an integral part of these financial statements.

12

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	608,930	$608,930
Total Short-Term Investments (cost $2,694,965)		2,694,965

Value
Total Investments - 104.6% (cost $60,863,196)	$63,474,799
Other Assets, less Liabilities - (4.6)%	(2,802,339)
Net Assets - 100.0%	$60,672,460

The accompanying notes are an integral part of these financial statements.

13

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Shares	Value
Exchange Traded Funds - 47.9%
iShares Barclays TIPS Bond Fund[1,4]	108,827	$12,502,046
iShares iBoxx $ Investment Grade Corporate Bond[4]	65,566	7,889,557
Market Vectors Gold Miners	33,048	853,630
Market Vectors Natural Resources[1]	50,275	1,560,033
Materials Select Sector SPDR Fund[1]	16,128	759,629
SPDR DB International Government Inflation-Protected Bond[4]	55,705	3,058,204
Vanguard REIT[4]	30,524	2,497,779
Total Exchange Traded Funds (cost $28,145,453)		29,120,878

	Notes
Exchange Traded Notes - 11.8%
Barclays, Inc., iPath Bloomberg Agriculture Subindex Total Return, 10/22/37	17,307	641,034
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37[1]	41,842	1,102,579
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37[1]	18,210	606,211
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38[1]	47,704	1,337,620
Goldman Sachs, Connect S&P GSCI Enhanced Commodity Index Total Return, 5/8/37	43,454	952,381
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22	514,202	2,576,152
Total Exchange Traded Notes (cost $8,982,540)		7,215,977

	Number of Contracts
Purchased Options - 0.2%
EURO STOXX 50 Puts, 2,600 Strike Price, Expiration 06/17/16	18	3,463
EURO STOXX 50 Puts, 2,600 Strike Price, Expiration 09/16/16	32	22,754
EURO STOXX 50 Puts, 2,650 Strike Price, Expiration 06/17/16	47	11,571
EURO STOXX 50 Puts, 2,650 Strike Price, Expiration 09/16/16	33	26,904
EURO STOXX 50 Puts, 2,700 Strike Price, Expiration 05/20/16	65	4,168
S&P 500 Puts, 1,700 Strike Price, Expiration 05/20/16	28	1,120
S&P 500 Puts, 1,825 Strike Price, Expiration 05/20/16	16	2,320
S&P 500 Puts, 1,900 Strike Price, Expiration 06/17/16	30	31,800
S&P 500 Puts, 1,920 Strike Price, Expiration 05/20/16	27	8,775
S&P 500 Puts, 1,920 Strike Price, Expiration 07/15/16	13	30,290
Total Purchased Options (cost $442,789)		143,165

The accompanying notes are an integral part of these financial statements.

14

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government Obligations - 14.8%
United States Treasury Bills, 0.003%, 06/23/16[5,6]	$1,500,000	$1,499,702
United States Treasury Bills, 0.270%, 05/26/16[5,6]	1,500,000	1,499,842
United States Treasury Bills, 0.370%, 07/21/16 to 08/18/16[5,6]	3,000,000	2,998,286
United States Treasury Bills, 0.390%, 09/15/16 to 10/13/16[5,6]	3,000,000	2,996,254
Total U.S. Government Obligations (cost $8,991,240)		8,994,084
Short-Term Investments - 30.0%
Repurchase Agreements - 3.7%[2]
BNP Paribas Securities Corp., dated 04/29/16, due 05/02/16, 0.300%, total to be received $264,784 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/30/16 - 05/01/46, totaling $270,073)	264,777	264,777
Citigroup Global Markets, Inc., dated 04/29/16, due 05/02/16, 0.300%, total to be received $1,000,025 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 06/30/17 - 05/01/46, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/29/16, due 05/02/16, 0.320%, total to be received $1,000,027 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 05/15/16 - 03/20/66, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,264,777

	Shares
Other Investment Companies - 26.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	7,305,980	7,305,980
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.41%	4,358,109	4,358,109
JPMorgan Prime Money Market Fund, Capital Shares, 0.42%	4,307,296	4,307,296
Total Other Investment Companies		15,971,385
Total Short-Term Investments (cost $18,236,162)		18,236,162
Total Investments - 104.7% (cost $64,798,184)		63,710,266
Other Assets, less Liabilities - (4.7)%		(2,888,318)
Net Assets - 100.0%		$60,821,948

The accompanying notes are an integral part of these financial statements.

15

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follow:

Fund	Cost	Appreciation	Depreciation	Net
AMG FQ Tax-Managed U.S. Equity Fund	$72,392,309	$15,724,360	$(1,795,329)	$13,929,031
AMG FQ U.S. Equity Fund	60,882,468	5,267,285	(2,674,954)	2,592,331
AMG FQ Global Risk-Balanced Fund	66,341,415	1,539,471	(4,170,620)	(2,631,149)

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of April 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Tax-Managed U.S. Equity Fund	$2,392,346	2.9%
AMG FQ U.S. Equity Fund	2,063,615	3.4%
AMG FQ Global Risk-Balanced Fund	2,232,950	3.7%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of these securities were held as collateral for options written as of April 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ U.S. Equity Fund	$25,064,835	41.3%
AMG FQ Global Risk-Balanced Fund	25,947,586	42.7%

[5]	Represents effective yield at the time of purchase.
[6]	Some or all of these securities were held as collateral for futures contracts as of April 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Global Risk-Balanced Fund	$8,994,084	14.8%

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of April 30, 2016: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$83,413,063	—	—	$83,413,063
Short-Term Investments
Repurchase Agreements	—	$2,479,733	—	2,479,733
Other Investment Companies	428,544	—	—	428,544

Total Investments in Securities	$83,841,607	$2,479,733	—	$86,321,340

The accompanying notes are an integral part of these financial statements.

16

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$60,448,194	—	—	$60,448,194
Purchased Options	331,640	—	—	331,640
Short-Term Investments
Repurchase Agreements	—	$2,086,035	—	2,086,035
Other Investment Companies	608,930	—	—	608,930

Total Investments in Securities	$61,388,764	$2,086,035	—	$63,474,799

Financial Derivative Instruments-Assets††
Equity Contracts	$7,934	—	—	$7,934

Financial Derivative Instruments-Liabilities††
Equity Contracts	(817,810)	—	—	(817,810)

Total Financial Derivative Instruments	$(809,876)	—	—	$(809,876)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG FQ Global Risk-Balanced Fund
Investments in Securities
Exchange Traded Funds†††	$29,120,878	—	—	$29,120,878
Exchange Traded Notes†††	7,215,977	—	—	7,215,977
Purchased Options	143,165	—	—	143,165
U.S. Government Obligations	—	$8,994,084	—	8,994,084
Short-Term Investments
Repurchase Agreements	—	2,264,777	—	2,264,777
Other Investment Companies	15,971,385	—	—	15,971,385

Total Investments in Securities	$52,451,405	$11,258,861	—	$63,710,266

Financial Derivative Instruments-Assets††
Equity Contracts	$883,564	—	—	$883,564
Interest Rate Contracts	117,344	—	—	117,344

	$1,000,908	—	—	$1,000,908

Financial Derivative Instruments-Liabilities††
Equity Contracts	$(376,655)	—	—	$(376,655)
Interest Rate Contracts	(565,365)	—	—	(565,365)

	(942,020)	—	—	(942,020)

Total Financial Derivative Instruments	$58,888	—	—	$58,888

†	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Fund’s Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

17

Notes to Schedules of Portfolio Investments (continued)

††	Derivative instruments, such as futures and written options are not reflected in the Schedule of Portfolio Investments. Futures are valued at the unrealized appreciation/depreciation value. of the instrument and written options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the respective Fund’s Schedule of Portfolio Investments.

As of April 30, 2016, the Funds had no significant transfers between levels from the beginning of the reporting period.

The following schedule shows the value of derivative instruments at April 30, 2016:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG FQ U.S. Equity Fund
	Equity contracts	Options purchased[1]	$331,640	Options written	$817,810
	Equity contracts	Receivable for variation margin[2]	—	Payable for variation margin[2]	1,330

		Totals	$331,640		$819,140

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG FQ Global Risk-Balanced Fund
	Equity contracts	Options purchased[1]	$143,165	Options Written	$347,993
	Equity contracts	Receivable for variation margin[2]	21,300	Payable for variation margin[2]	232,100
	Interest rate contracts	Receivable for variation margin[2]	29,813	Payable for variation margin[2]	42,845

		Totals	$194,278		$622,938

For the six months ended April 30, 2016, the effect of derivative instruments on the Statement of Operations for the Funds and the amount of realized gain (loss) and unrealized gain (loss) on derivatives recognized in income is as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG FQ U.S. Equity Fund
	Equity contracts	Net realized loss on options purchased[1]	$(1,662,066)	Net change in unrealized appreciation-(depreciation) options purchased[1]	$457,777
	Equity contracts	Net realized gain on options written	1,397,684	Net change in unrealized appreciation-(depreciation) options written	(467,875)
	Equity contracts	Net realized gain on futures contracts	6,332	Net change in unrealized appreciation-(depreciation) of futures contracts	(6,082)

		Totals	$(258,050)		$(16,180)

The accompanying notes are an integral part of these financial statements.

18

Notes to Schedules of Portfolio Investments (continued)

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG FQ Global Risk-Balanced Fund
	Equity contracts	Net realized loss on options purchased[1]	$(417,848)	Net change in unrealized appreciation-(depreciation) options purchased[1]	$290,919
	Equity contracts	Net realized gain on options written	935,421	Net change in unrealized appreciation-(depreciation) options written	(211,544)
	Equity contracts	Net realized gain on futures contracts	(1,804,953)	Net change in unrealized appreciation-(depreciation) of futures contracts	(144,089)
	Interest rate contracts	Net realized gain on futures contracts	1,951,882	Net change in unrealized appreciation-(depreciation) of futures contracts	(459,259)

		Totals	$664,502		$(523,973)

[1]	Options purchased are included in Investments at value on the Statement of Assets and Liabilities.Net realized gain (loss) on options purchased and net change in unrealized appreciation (depreciation) on options purchased are included in the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) of investments on the Statement of Operations.
[2]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) for AMG FQ U.S. Equity Fund and AMG FQ Global Risk-Balanced Fund of $7,934 and $406,881, respectively, as reported in the Notes to Schedules of Portfolio Investments.

At April 30, 2016, the following Funds had open written options:

(See Note 9 in the Notes to Financial Statements.)

AMG FQ U.S. Equity Fund - Written Option Contracts

			Number of		Unrealized
Description	Strike Price	Expiration Date	Contracts	Premium	Gain/(Loss)
S&P 500 Index (Call)	2,000	05/20/16	48	$86,328	$(260,712)
S&P 500 Index (Call)	2,040	05/20/16	45	67,413	(113,037)
S&P 500 Index (Call)	2,140	05/20/16	5	2,792	2,117
S&P 500 Index (Call)	2,160	06/17/16	51	39,703	19,558
S&P 500 Index (Call)	2,175	06/17/16	51	27,464	14,969
S&P 500 Index (Call)	2,190	07/15/16	93	69,610	28,690
S&P 500 Index (Put)	1,675	05/20/16	45	107,913	106,113
S&P 500 Index (Put)	1,850	07/15/16	93	140,291	(1,999)
S&P 500 Index (Put)	1,610	05/20/16	48	143,928	142,728
S&P 500 Index (Put)	1,850	06/17/16	102	185,487	115,617
S&P 500 Index (Put)	1,875	05/20/16	5	5,992	5,067

			Totals	$876,921	$59,111

The accompanying notes are an integral part of these financial statements.

19

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Risk-Balanced Fund - Written Option Contracts

			Number of		Unrealized
Description	Strike Price	Expiration Date	Contracts	Premium	Gain/(Loss)
EURO STOXX 50 (Call)	3,250	05/20/16	23	$3,635	$3,240
EURO STOXX 50 (Call)	3,250	06/17/16	27	6,948	4,104
EURO STOXX 50 (Call)	3,275	05/20/16	42	8,755	8,322
EURO STOXX 50 (Call)	3,350	06/17/16	20	8,673	8,078
EURO STOXX 50 (Call)	3,375	09/16/16	33	9,560	756
EURO STOXX 50 (Call)	3,400	06/17/16	18	5,938	5,670
EURO STOXX 50 (Call)	3,400	09/16/16	32	10,369	3,114
EURO STOXX 50 (Put)	2,400	09/16/16	32	16,205	3,197
EURO STOXX 50 (Put)	2,450	06/17/16	65	31,509	25,555
EURO STOXX 50 (Put)	2,500	05/20/16	28	4,433	4,176
EURO STOXX 50 (Put)	2,500	09/16/16	33	17,916	156
EURO STOXX 50 (Put)	2,525	05/20/16	14	2,398	2,222
EURO STOXX 50 (Put)	2,550	05/20/16	23	3,895	3,526
S&P 500 Index (Call)	2,000	05/20/16	28	50,341	(152,099)
S&P 500 Index (Call)	2,110	05/20/16	16	12,766	2,366
S&P 500 Index (Call)	2,130	06/17/16	15	15,118	118
S&P 500 Index (Call)	2,140	05/20/16	27	15,063	11,418
S&P 500 Index (Call)	2,160	06/17/16	15	11,668	5,743
S&P 500 Index (Call)	2,175	06/17/16	15	8,068	4,393
S&P 500 Index (Call)	2,190	07/15/16	13	9,724	4,004
S&P 500 Index (Put)	1,610	05/20/16	28	83,941	83,241
S&P 500 Index (Put)	1,775	05/20/16	16	17,566	16,206
S&P 500 Index (Put)	1,775	06/17/16	15	28,468	22,618
S&P 500 Index (Put)	1,850	06/17/16	15	27,269	16,994
S&P 500 Index (Put)	1,850	07/15/16	13	19,603	(287)
S&P 500 Index (Put)	1,875	05/20/16	27	32,343	27,348

			Totals	$462,172	$114,179

The accompanying notes are an integral part of these financial statements.

20

Notes to Schedules of Portfolio Investments (continued)

Transactions in written put and call options for the six months ended April 30, 2016, were as follows: (See Note 9 in the Notes to Financial Statements.)

AMG FQ U.S. Equity Fund

	Number of	Amount of
	Contracts	Premiums
Options outstanding at October 31, 2015	656	$1,237,316
Options written	1,286	2,107,125
Options exercised/expired/closed	(1,356)	(2,467,520)

Options outstanding at April 30, 2016	586	$876,921

AMG FQ Global Risk-Balanced Fund

	Number of	Amount of
	Contracts	Premiums
Options outstanding at October 31, 2015	708	$732,261
Options written	1,420	974,977
Options exercised/expired/closed	(1,495)	(1,245,066)

Options outstanding at April 30, 2016	633	$462,172

All futures contracts are exchange traded unless otherwise noted. At April 30, 2016, the following Funds had open futures contracts: (See Note 8 in the Notes to Financial Statements.)

AMG FQ U.S. Equity Fund - Futures Contracts

	Number of		Expiration	Unrealized
Type	Contracts	Position	Date	gain
S&P 500 E-Mini Index	2	Long	06/17/16	$7,934

The accompanying notes are an integral part of these financial statements.

21

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Risk-Balanced Fund - Futures Contracts

		Number of		Expiration	Unrealized
Type	Currency	Contracts	Position	Date	Gain/(Loss)
Amsterdam Index	EUR	11	Long	05/20/16	$17,225
Australia 10-Year Bond	AUD	99	Long	06/16/16	117,344
Australian SPI 200 Index	AUD	21	Long	06/17/16	55,074
CAC 40 Index	EUR	19	Long	05/23/16 to 06/20/16	21,455
Canadian 10-Year Bond	CAD	91	Long	06/30/16	(214,173)
DAX Index	EUR	3	Long	06/17/16	19,576
E-Mini MSCI Index	USD	107	Long	06/17/16	262,292
Euro-Bund 30 Year	EUR	42	Long	06/10/16	(29,959)
FTSE 100 Index	GBP	15	Long	06/20/16	31,488
FTSE/MIB Index	EUR	10	Long	06/17/16	5,419
Hang Seng Index	HKD	7	Long	05/31/16	(17,713)
IBEX 35 Index	EUR	10	Long	05/23/16	62,457
Russell 2000 E-Mini Index	USD	47	Long	06/17/16	280,948
S&P 500 E-Mini Index	USD	17	Long	06/17/16	64,521
S&P/TSX 60 Index	CAD	15	Long	06/17/16	63,109
TOPIX Index	JPY	12	Long	06/10/16	(10,949)
U.K. 10-Year Gilt	GBP	74	Long	06/30/16	(208,791)
U.S. Treasury Long Bond	USD	53	Long	06/30/16	(112,442)

				Total	$406,881

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

REIT:	Real Estate Investment Trust
TIPS:	Treasury Inflation-Protected Securities
SPDR:	Standard & Poor’s Depositary Receipt

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound

The accompanying notes are an integral part of these financial statements.

22

Statement of Assets and Liabilities (unaudited)

April 30, 2016

	AMG FQ		AMG FQ Global
	Tax-Managed	AMG FQ U.S.	Risk-Balanced
	U.S. Equity Fund	Equity Fund	Fund
Assets:
Investments at value* (including securities on loan valued at $2,392,346, $2,063,615 and $2,232,950, respectively)	$86,321,340	$63,474,799	$63,710,266
Cash collateral for financial derivative instruments	—	77,000	—
Receivable for Fund shares sold	105,338	72,185	3,560
Dividends, interest and other receivables	58,991	56,142	24,236
Receivable for variation margin on futures contracts	—	—	51,113
Receivable for investments sold	—	3,687,374	—
Receivable from affiliate	7,332	—	7,864
Prepaid expenses	19,935	15,387	21,635
Total assets	86,512,936	67,382,887	63,818,674
Liabilities:
Payable upon return of securities loaned	2,479,733	2,086,035	2,264,777
Payable for Fund shares repurchased	97,065	45,646	33,345
Written options (premiums received $0, $876,921 and $462,172, respectively)	—	817,810	347,993
Payable for variation margin on futures contracts	—	1,330	274,945
Payable for investments purchased	—	3,682,588	2,989
Accrued expenses:
Investment advisory and management fees	59,408	17,849	29,882
Administrative fees	—	12,510	12,451
Shareholder servicing fees - Investor Class	—	—	310
Shareholder servicing fees - Service Class	—	—	87
Distribution fees - Investor Class	5,801	5,313	310
Trustees fees and expenses	1,613	1,193	1,281
Other	29,269	40,153	28,356
Total liabilities	2,672,889	6,710,427	2,996,726
Net Assets	$83,840,047	$60,672,460	$60,821,948
* Investments at cost	$72,393,084	$60,863,196	$64,798,184

The accompanying notes are an integral part of these financial statements.

23

Statement of Assets and Liabilities (continued)

	AMG FQ		AMG FQ Global
	Tax-Managed	AMG FQ U.S.	Risk-Balanced
	U.S. Equity Fund	Equity Fund	Fund
Net Assets Represent:
Paid-in capital	$78,272,994	$57,266,041	$77,018,392
Undistributed net investment income	293,942	25,734	72,303
Accumulated net realized gain (loss) from investments, options, futures and foreign currency transactions	(8,655,145)	702,037	(15,700,291)
Net unrealized appreciation (depreciation) of investments, options, futures and foreign currency translations	13,928,256	2,678,648	(568,456)
Net Assets	$83,840,047	$60,672,460	$60,821,948
Investor Class:
Net Assets	$27,779,667	$25,808,231	$1,531,121
Shares outstanding	1,172,111	1,670,376	116,862
Net asset value, offering and redemption price per share	$23.70	$15.45	$13.10
Service Class:
Net Assets	n/a	n/a	$1,210,833
Shares outstanding	n/a	n/a	92,083
Net asset value, offering and redemption price per share	n/a	n/a	$13.15
Institutional Class:
Net Assets	$56,060,380	$34,864,229	$58,079,994
Shares outstanding	2,365,609	2,258,293	4,408,854
Net asset value, offering and redemption price per share	$23.70	$15.44	$13.17

The accompanying notes are an integral part of these financial statements.

24

Statement of Operations (unaudited)

For the six months ended April 30, 2016

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ U.S. Equity Fund	AMG FQ Global Risk-Balanced Fund
Investment Income:
Dividend income	$801,076 [1]	$605,255	$298,205
Interest income	—	—	13,455
Securities lending income	12,596	13,356	12,412
Miscellaneous income	525	376	373
Foreign withholding tax	—	(246)	—
Total investment income	814,197	618,741	324,445
Expenses:
Investment advisory and management fees	360,014	110,059	182,501
Administrative fees	—	78,614	76,042
Distribution fees - Investor Class	35,718	34,725	1,976
Shareholder servicing fees - Investor Class	—	—	1,976
Shareholder servicing fees - Service Class	—	—	613
Professional fees	16,311	16,423	19,100
Registration fees	11,505	13,037	16,941
Transfer agent	10,999	13,487	6,726
Reports to shareholders	11,705	11,589	8,016
Custodian	5,058	6,074	4,044
Trustees fees and expenses	2,822	2,245	2,268
Miscellaneous	1,349	1,256	1,480
Expense repayments	—	1,045	—
Total expenses before offsets	455,481	288,554	321,683
Expense waiver	—	—	(2,683)
Expense reimbursements	(42,665)	(5,345)	(46,407)
Net expenses	412,816	283,209	272,593
Net investment income	401,381	335,532	51,852
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,581,247	(1,141,859)	(1,980,801)
Net realized gain on futures contracts	—	6,332	146,929
Net realized gain on foreign currency transactions	—	—	31,143
Net realized gain on written options	—	1,397,684	935,421
Net change in unrealized appreciation (depreciation) of investments	(4,779,293)	(1,244,526)	3,252,566
Net change in unrealized appreciation (depreciation) of futures contracts	—	(6,082)	(603,348)
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	423
Net change in unrealized appreciation (depreciation) on written options	—	(467,875)	(211,544)
Net realized and unrealized gain (loss)	(3,198,046)	(1,456,326)	1,570,789
Net increase (decrease) in net assets resulting from operations	$(2,796,665)	$(1,120,794)	$1,622,641

[1]	Includes non-recurring dividends of $151,880.

The accompanying notes are an integral part of these financial statements.

25

Statements of Changes in Net Assets

For the six months ended April 30, 2016 (unaudited) and the fiscal years ended October 31, 2015

	AMG FQ Tax-Managed		AMG FQ U.S.
	U.S. Equity Fund		Equity Fund
	2016	2015	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$401,381	$441,549	$335,532	$774,508
Net realized gain on investments, options and futures	1,581,247	4,093,681	262,157	6,969,803
Net change in unrealized appreciation (depreciation) of investments, options and futures	(4,779,293)	(1,962,556)	(1,718,483)	(6,339,935)
Net increase (decrease) in net assets resulting from operations	(2,796,665)	2,572,674	(1,120,794)	1,404,376
Distributions to Shareholders:
From net investment income:
Investor Class	(148,253)	(33,326)	(130,831)	(235,901)
Institutional Class	(336,301)	(210,340)	(207,531)	(526,958)
From net realized gain on investments:
Investor Class	—	—	(2,699,898)	—
Institutional Class	—	—	(3,363,341)	—
Total distributions to shareholders	(484,554)	(243,666)	(6,401,601)	(762,859)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	5,803,463	15,762,306	838,865	(852,147)
Total increase (decrease) in net assets	2,522,244	18,091,314	(6,683,530)	(210,630)
Net Assets:
Beginning of period	81,317,803	63,226,489	67,355,990	67,566,620
End of period	$83,840,047	$81,317,803	$60,672,460	$67,355,990
End of period undistributed net investment income	$293,942	$377,115	$25,734	$28,564

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

26

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2016 (unaudited) and the fiscal years ended October 31, 2015

	AMG FQ Global
	Risk-Balanced Fund
	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$51,852	$641,055
Net realized loss on investments, futures, options and foreign currency transactions	(867,308)	(3,036,264)
Net change in unrealized appreciation (depreciation) of investments, futures, options and foreign currency translations	2,438,097	(370,504)
Net increase (decrease) in net assets resulting from operations	1,622,641	(2,765,713)
Distributions to Shareholders:
From net investment income:
Investor Class	(23,635)	(48,688)
Service Class	(30,201)	(73,547)
Institutional Class	(1,217,012)	(2,216,938)
Total distributions to shareholders	(1,270,848)	(2,339,173)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(6,750,612)	(5,876,865)
Total increase (decrease) in net assets	(6,398,819)	(10,981,751)
Net Assets:
Beginning of period	67,220,767	78,202,518
End of period	$60,821,948	$67,220,767
End of period undistributed net investment income	$72,303	$1,291,299

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

27

AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended April 30, 2016	For the fiscal years ended October 31,
Investor Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$24.42	$23.58	$20.02	$15.37	$13.63	$12.47
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.09 [13]	0.08 [4]	0.03	0.06 [5]	0.05 [6]	(0.01)
Net realized and unrealized gain (loss) on investments	(0.71)	0.81	3.55	4.71	1.69	1.18
Total income from investment operations	(0.62)	0.89	3.58	4.77	1.74	1.17
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.05)	(0.02)	(0.12)	—	(0.01)
Net Asset Value, End of Period	$23.70	$24.42	$23.58	$20.02	$15.37	$13.63
Total Return[2]	(2.55)%[14]	3.79%	17.91%	31.31%	12.77%	9.40%
Ratio of net expenses to average net assets (with offsets/reductions)	1.14%[15]	1.20%	1.24%	1.26%[7]	1.24%	1.24%
Ratio of expenses to average net assets (with offsets)	1.14%[15]	1.20%	1.24%	1.26%[7]	1.24%	1.24%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.23%[15]	1.27%	1.29%	1.35%[7]	1.39%	1.36%
Ratio of net investment income (loss) to average net assets[2]	0.76%[15]	0.34%	0.13%	0.35%[7]	0.35%	(0.07)%
Portfolio turnover	54%[14]	62%	45%	49%	36%	40%
Net assets at end of period (000’s omitted)	$27,780	$24,825	$12,541	$6,324	$3,026	$3,049

	For the six
	months ended April 30, 2016	For the fiscal years ended October 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$24.42	$23.56	$19.99	$15.33	$13.58	$12.43
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.12 [13]	0.17 [4]	0.09	0.11 [5]	0.09 [6]	0.02
Net realized and unrealized gain (loss) on investments	(0.71)	0.78	3.54	4.70	1.67	1.19
Total income from investment operations	(0.59)	0.95	3.63	4.81	1.76	1.21
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.09)	(0.06)	(0.15)	(0.01)	(0.06)
Net Asset Value, End of Period	$23.70	$24.42	$23.56	$19.99	$15.33	$13.58
Total Return[2]	(2.40)%[14]	4.03%	18.22%[8]	31.65%[8]	13.00%	9.70%
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[15]	0.96%	0.99%	1.01%[7]	0.99%	0.99%
Ratio of expenses to average net assets (with offsets)	0.89%[15]	0.96%	0.99%	1.01%[7]	0.99%	0.99%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.99%[15]	1.03%	1.04%	1.10%[7]	1.14%	1.11%
Ratio of net investment income to average net assets[2]	1.04%[15]	0.68%	0.40%	0.62%[7]	0.60%	0.18%
Portfolio turnover	54%[14]	62%	45%	49%	36%	40%
Net assets at end of period (000’s omitted)	$56,060	$56,493	$50,686	$43,207	$36,884	$35,741

28

AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended
	April 30, 2016	For the fiscal years ended October 31,
Investor Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.38	$17.20	$15.23	$12.29	$11.30	$10.29
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.07	0.16 [4]	0.14	0.19 [5]	0.22	0.09
Net realized and unrealized gain (loss) on investments	(0.35)	0.17	1.95	2.94	1.07	1.01
Total income from investment operations	(0.28)	0.33	2.09	3.13	1.29	1.10
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.15)	(0.12)	(0.19)	(0.30)	(0.09)
Net realized gain on investments	(1.58)	—	—	—	—	—
Total distributions to shareholders	(1.65)	(0.15)	(0.12)	(0.19)	(0.30)	(0.09)
Net Asset Value, End of Period	$15.45	$17.38	$17.20	$15.23	$12.29	$11.30
Total Return[2]	(1.64)%[14]	1.90%	13.76%	25.66%	11.50%	10.72%
Ratio of net expenses to average net assets (with offsets/reductions)	1.04%[15]	1.04%	1.04%	1.06%[9]	1.04%	1.04%[10]
Ratio of expenses to average net assets (with offsets)	1.04%[15]	1.04%	1.04%	1.06%[9]	1.04%	1.04%[10]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.06%[15]	1.05%	1.05%	1.10%[9]	1.15%	1.13%[10]
Ratio of net investment income to average net assets[2]	0.93%[15]	0.93%	0.88%	1.37%[9]	1.84%	0.83%[10]
Portfolio turnover	87%[14]	139%	87%	91%	132%	138%
Net assets at end of period (000’s omitted)	$25,808	$30,043	$25,931	$23,103	$12,764	$12,966

	For the six months ended
	April 30, 2016	For the fiscal years ended October 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.37	$17.22	$15.27	$12.34	$11.38	$10.35
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.09	0.21 [4]	0.18	0.24 [5]	0.25	0.12
Net realized and unrealized gain (loss) on investments	(0.35)	0.16	1.96	2.93	1.07	1.03
Total income from investment operations	(0.26)	0.37	2.14	3.17	1.32	1.15
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.22)	(0.19)	(0.24)	(0.36)	(0.12)
Net realized gain on investments	(1.58)	—	—	—	—	—
Total distributions to shareholders	(1.67)	(0.22)	(0.19)	(0.24)	(0.36)	(0.12)
Net Asset Value, End of Period	$15.44	$17.37	$17.22	$15.27	$12.34	$11.38
Total Return[2]	(1.51)%[14]	2.16%	14.05%	26.00%	11.78%	11.12%
Ratio of net expenses to average net assets (with offsets/reductions)	0.79%[15]	0.79%	0.79%	0.81%[9]	0.79%	0.79%[10]
Ratio of expenses to average net assets (with offsets)	0.79%[15]	0.79%	0.79%	0.81%[9]	0.79%	0.79%[10]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.81%[15]	0.79%	0.80%	0.85%[9]	0.90%	0.88%[10]
Ratio of net investment income to average net assets[2]	1.17%[15]	1.22%	1.13%	1.73%[9]	2.09%	1.08%[10]
Portfolio turnover	87%[14]	139%	87%	91%	132%	138%
Net assets at end of period (000’s omitted)	$34,864	$37,313	$41,636	$37,960	$34,231	$33,250

29

AMG FQ Global Risk-Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended
	April 30, 2016	For the fiscal years ended October 31,
Investor Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.93	$13.84	$13.14	$13.36	$12.80	$12.73
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.02)	0.05	0.17	0.03	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	0.37	(0.64)	0.53	0.13	1.11	0.62
Total income (loss) from investment operations	0.35	(0.59)	0.70	0.16	1.07	0.63
Less Distributions to Shareholders from:
Net investment income	(0.18)	(0.32)	—	(0.38)[11]	(0.51)[11]	(0.56)[11]
Net Asset Value, End of Period	$13.10	$12.93	$13.84	$13.14	$13.36	$12.80
Total Return[2]	2.78%[14]	(4.31)%	5.33%	1.16%	8.67%[8]	5.23%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.38%[15]	1.38%	1.38%	1.41%[12]	1.44%	1.47%
Ratio of expenses to average net assets (with offsets)	1.38%[15]	1.38%	1.38%	1.41%[12]	1.44%	1.47%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.54%[15]	1.51%	1.52%	1.55%[12]	1.50%	1.49%
Ratio of net investment income (loss) to average net assets[2]	(0.31)%[15]	0.36%	1.30%	0.25%[12]	(0.32)%	0.06%
Portfolio turnover	37%[14]	55%	5%	36%	43%	80%
Net assets at end of period (000’s omitted)	$1,531	$2,083	$2,228	$5,520	$13,043	$7,824

	For the six months ended
	April 30, 2016	For the fiscal years ended October 31,
Service Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.02	$13.98	$13.21	$13.44	$12.86	$12.77
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.01	0.11	0.23	0.08	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	0.37	(0.65)	0.54	0.14	1.15	0.62
Total income (loss) from investment operations	0.38	(0.54)	0.77	0.22	1.13	0.65
Less Distributions to Shareholders from:
Net investment income	(0.25)	(0.42)	—	(0.45)[11]	(0.55)[11]	(0.56)[11]
Net Asset Value, End of Period	$13.15	$13.02	$13.98	$13.21	$13.44	$12.86
Total Return[2]	3.01%[14]	(3.98)%	5.83%	1.61%	9.11%	5.44%
Ratio of net expenses to average net assets (with offsets/reductions)	0.97%[15]	0.98%	0.96%	0.99%[12]	0.99%	1.15%
Ratio of expenses to average net assets (with offsets)	0.97%[15]	0.98%	0.96%	0.99%[12]	0.99%	1.15%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.13%[15]	1.11%	1.10%	1.13%[12]	1.08%	1.17%
Ratio of net investment income (loss) to average net assets[2]	0.13%[15]	0.83%	1.72%	0.63%[12]	(0.14)%	0.24%
Portfolio turnover	37%[14]	55%	5%	36%	43%	80%
Net assets at end of period (000’s omitted)	$1,211	$1,652	$2,537	$5,844	$11,738	$1,103

30

AMG FQ Global Risk-Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended
	April 30, 2016	For the fiscal years ended October 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.05	$14.02	$13.23	$13.47	$12.88	$12.77
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.01	0.12	0.24	0.10	0.03	0.08
Net realized and unrealized gain (loss) on investments	0.37	(0.66)	0.55	0.12	1.12	0.61
Total income (loss) from investment operations	0.38	(0.54)	0.79	0.22	1.15	0.69
Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.43)	—	(0.46)[11]	(0.56)[11]	(0.58)[11]
Net Asset Value, End of Period	$13.17	$13.05	$14.02	$13.23	$13.47	$12.88
Total Return[2]	3.05%[8,14]	(3.92)%	5.97%	1.61%	9.29%	5.70%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.88%[15]	0.88%	0.88%	0.91%[12]	0.94%	0.97%
Ratio of expenses to average net assets (with offsets)	0.88%[15]	0.88%	0.88%	0.91%[12]	0.94%	0.97%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.04%[15]	1.01%	1.02%	1.05%[12]	1.00%	0.99%
Ratio of net investment income to average net assets[2]	0.18%[15]	0.88%	1.76%	0.75%[12]	0.20%	0.64%
Portfolio turnover	37%[14]	55%	5%	36%	43%	80%
Net assets at end of period (000’s omitted)	$58,080	$63,485	$73,437	$88,419	$99,173	$86,935

Notes to Financial Highlights (unaudited)

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.00 and $0.09 for AMG FQ Tax-Managed U.S. Equity Fund’s Investor Class and Institutional Class, respectively, and $0.11 and $0.16 for AMG FQ U.S. Equity Fund’s Investor Class and Institutional Class, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.00 and $0.05 for AMG FQ Tax-Managed U.S. Equity Fund’s Investor Class and Institutional Class, respectively, and $0.16 and $0.21 for AMG FQ U.S. Equity Fund’s Investor Class and Institutional Class, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.01, and $0.05 for AMG FQ Tax-Managed U.S. Equity Fund’s Investor Class and Institutional Class, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.025% and 0.024% of average net assets for the Investor Class and Institutional Class, respectively.
[8]	The total return is based on the Financial Statement Net Asset Values as shown above.
[9]	Includes non-routine extraordinary expenses amounting to 0.022% and 0.023% of average net assets for the Investor Class, and Institutional Class, respectively.
[10]	Excludes tax expense for the fiscal year ended October 31, 2011, of $2,454 or 0.01% .
[11]	The per share income distribution shown for the Institutional, Service, and Investor Class shares represents income derived primarily from foreign currency gains.(See Note 1(i) in the Notes to Financial Statements.)
[12]	Includes non-routine extraordinary expenses amounting to 0.026%, 0.023% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[13]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.05 and $0.08 for AMG FQ Tax-Managed U.S. Equity Fund’s Investor Class and Institutional Class, respectively.
[14]	Not annualized.
[15]	Annualized.

31

Notes to Financial Statements (unaudited)

April 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the” Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the“ 1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), AMG FQ U.S. Equity Fund (“U.S. Equity”) and AMG FQ Global Risk-Balanced Fund (“Global Risk-Balanced”), each a “Fund” and collectively, the “Funds.”

Tax-Managed and U.S. Equity each offer two classes of shares: Investor Class and Institutional Class. Global Risk-Balanced offers three classes of shares: Investor Class, Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S.GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including option contracts, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

32

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received.

Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2016, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2016, overdraft fees for Tax-Managed and U.S. Equity equaled $74 and $12, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to foreign currency transactions, fair fund settlements, tax equalization and partnership investments. Temporary differences are due to wash sales, mark-to-market of open futures and option contracts, and partnership investments.

33

Notes to Financial Statements (continued)

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2015, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2016, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss
	Carryover Amounts		Expires
Fund	Short-Term	Long-Term	October 31,
Tax-Managed
(Pre-Enactment)	$10,237,167	—	2017
U.S. Equity
(Pre-Enactment)	—	—	n/a
Global Risk-Balanced
(Pre-Enactment)	$10,671,887	—	2017
(Post-Enactment)	$1,847,269	$1,654,286	n/a

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended April 30, 2016 (unaudited) and the fiscal year ended October 31, 2015, the capital stock transactions by class for Tax-Managed, U.S. Equity and Global Risk-Balanced were as follows:

	Tax-Managed				U.S. Equity
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	682,076	$16,436,783	693,423	$17,092,257	94,495	$1,451,797	498,352	$8,731,848
Reinvestment of distributions	4,973	118,866	1,135	27,945	180,304	2,812,975	13,423	233,187
Cost of shares repurchased	(531,655)	(12,269,235)	(209,624)	(5,179,546)	(332,791)	(5,146,225)	(291,154)	(5,088,974)

Net Increase (Decrease)	155,394	$4,286,414	484,934	$11,940,656	(57,992)	$(881,453)	220,621	$3,876,061

Institutional Class:
Proceeds from sale of shares	333,877	$7,986,826	530,640	$12,897,236	6,604	$101,693	201,315	$3,551,191
Reinvestment of distributions	13,960	333,366	8,250	202,788	227,263	3,540,644	29,742	518,265
Cost of shares repurchased	(295,682)	(6,803,143)	(376,621)	(9,278,374)	(123,659)	(1,922,019)	(501,422)	(8,797,664)

Net Increase (Decrease)	52,155	$1,517,049	162,269	$3,821,650	110,208	$1,720,318	(270,365)	$(4,728,208)

34

Notes to Financial Statements (continued)

	Global Risk-Balanced
	2016		2015
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	2,485	$31,715	39,445	$546,703
Reinvestment of distributions	1,904	23,635	3,650	48,688
Cost of shares repurchased	(48,675)	(613,325)	(42,903)	(585,471)

Net Increase (Decrease)	(44,286)	$(557,975)	192	$9,920

Service Class:
Proceeds from sale of shares	2,153	$27,917	16,552	$228,703
Reinvestment of distributions	2,428	30,201	5,497	73,547
Cost of shares repurchased	(39,402)	(486,408)	(76,679)	(1,022,616)

Net Decrease	(34,821)	$(428,290)	(54,630)	$(720,366)

Institutional Class:
Proceeds from sale of shares	26,330	$332,992	132,355	$1,829,715
Reinvestment of distributions	95,727	1,192,757	162,499	2,179,110
Cost of shares repurchased	(577,097)	(7,290,096)	(670,555)	(9,175,244)

Net Decrease	(455,040)	$(5,764,347)	(375,701)	$(5,166,419)

At April 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Tax-Managed - one owns 23%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At April 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Tax-Managed, U.S. Equity and Global Risk-Balanced were $2,479,733, $2,086,035 and $2,264,777, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

35

Notes to Financial Statements (continued)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolios are managed by First Quadrant, L.P. (“First Quadrant”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in First Quadrant.

Tax Managed, U.S. Equity and Global Risk-Balanced are obligated by their respective Investment Management Agreements to pay a management fee to the Investment Manager at the annual rate of 0.85%, 0.35% and 0.60%, respectively, of the average daily net assets of the applicable Fund. The Investment Manager, in turn, pays all or a portion of this fee to First Quadrant for its services as subadvisor.

The Investment Manager has contractually agreed, through at least March 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Tax-Managed, U.S. Equity and Global Risk-Balanced to 0.89%, 0.79% and 0.89%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the Investment Manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Trust’s Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. Effective July 1, 2015 for Tax-Managed the expense limitation was dropped to 0.89% from 0.99%.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and respective expense reimbursements in any such future year to exceed that Funds’ respective contractual expense limitation amount.

For the six months ended April 30, 2016, each Fund’s expiration of reimbursement are as follows:

Expiration Period	Tax-Managed	U.S. Equity	Global Risk-Balanced
Less than 1 year*	$27,025	$7,359	$136,877
Within 2 years	22,823	9,444	107,181
Within 3 years	91,548	22,362	101,672

Total Amount Subject to Reimbursement	$141,396	$39,165	$345,730

*	A portion of this represents the expiration amount through the fiscal year ended October 31, 2016 of $17,796, $7,252 and $93,078 for Tax-Managed, U.S Equity and Global Risk-Balanced, respectively.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended April 30, 2016, the management fee for Global Risk-Balanced was reduced by $2,683 or less than 0.00%.

U.S Equity and Global Risk-Balanced have entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and provides a variety of administrative services to the Funds. Each Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for these services.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

36

Notes to Financial Statements (continued)

For Global Risk-Balanced of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2016 were as follows:

	Maximum	Actual
	Amount	Amount
Fund	Allowed	Incurred
Global Risk-Balanced
Investor Class	0.25%	0.25%
Service Class	0.25%	0.09%

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2016, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Global Risk-Balanced lent amount not exceeding $2,091,295 for four days earning interest of $208. The interest income amount is included in the Statement of Operations as interest income. At April 30, 2016, the Funds had no loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Tax-Managed	$52,977,249	$45,262,506
U.S. Equity	55,072,593	60,966,189
Global Risk-Balanced	13,221,926	17,178,286

The Funds had no purchases or sales of U.S Government obligations during the six months ended April 30, 2016.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At April 30, 2016, the value of the securities loaned and cash collateral received, were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Tax-Managed	$2,392,346	$2,479,733
U.S. Equity	2,063,615	2,086,035
Global Risk-Balanced	2,232,950	2,264,777

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

37

Notes to Financial Statements (continued)

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedules of Portfolio Investments. For the six months ended April 30, 2016, the average quarterly balances of outstanding derivative financial instruments were as follows:

	U.S.	Global
	Equity	Risk-Balanced
Financial futures contracts:
Average number of contracts purchased	2	688
Average notional value of contracts purchased	$202,097	$76,591,196
Options:
Average value of option contracts purchased	$492,278	$288,826
Average value of option contracts written	$724,762	$355,665

8. FUTURES CONTRACTS

U.S. Equity entered into equity index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Risk-Balanced entered into futures contracts, including futures contracts on fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). U.S. Equity and Global Risk-Balanced purchased and sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For OTC futures, daily variation margin is not required. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

9. OPTIONS

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. U.S. Equity and Global Risk-Balanced, as writer of written options, bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

10. EXCHANGE TRADED NOTES

Global Risk-Balanced invests in Exchange Traded Notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. There are no periodic interest payments, and principal is not protected. The Fund could lose some or all of the amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays the Fund a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s fee. ETNs are subject to the risk of a breakdown in the futures markets that they use. As a means to obtain commodity exposure, the Fund invests in ETNs linked to commodity indices. The Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy and precious metals. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors.

11. MARKET, CREDIT AND COUNTERPARTY RISKS

In the normal course of business, Global Risk-Balanced invests in securities and enters into transactions where risks exist due to market fluctuations and is exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

38

Notes to Financial Statements (continued)

The Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

12. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program, repurchase agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements and derivative instruments that are subject to a master netting agreements as of April 30, 2016.

		Gross Amount Not Offset in the
	Net Amounts of Assets	Statement of Assets and Liabilities
	Presented in the Statement	Financial Instruments	Cash Collateral
Fund	of Assets and Liabilities	Collateral	Received	Net Amount
Tax-Managed
BNP Paribas Securities Corp.	$479,733	$479,733	—	—
Citigroup Global Markets, Inc.	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Total	$2,479,733	$2,479,733	—	—

U.S. Equity
BNP Paribas Securities Corp.	$86,035	$86,035	—	—
Citigroup Global Markets, Inc.	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Total	$2,086,035	$2,086,035	—	—

Global Risk-Balanced
BNP Paribas Securities Corp.	$264,777	$264,777	—	—
Citigroup Global Markets, Inc.	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Total	$2,264,777	$2,264,777	—	—

13. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

39

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing

(US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2016

AMG Frontier Small Cap Growth Fund

Investor Class: MSSVX    |    Service Class: MSSCX    |    Institutional Class: MSSYX

AMG TimesSquare All Cap Growth Fund

Investor Class: MTGVX    |    Service Class: MTGSX    |    Institutional Class: MTGIX

AMG Managers Emerging Opportunities Fund

Service Class: MMCFX    |    Institutional Class: MIMFX

AMG Managers Real Estate Securities Fund: MRESX

AMG GW&K Core Bond Fund

Investor Class: MBGVX    |    Service Class: MBDFX    |    Institutional Class: MBDLX

www.amgfunds.com |	SAR021-0416

AMG Funds

Semi-Annual Report—April 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Frontier Small Cap Growth Fund	5
AMG TimesSquare All Cap Growth Fund	8
AMG Managers Emerging Opportunities Fund	11
AMG Managers Real Estate Securities Fund	18
AMG GW&K Core Bond Fund	21

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	24

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	27
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	29
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	30
Detail of changes in assets for the past two fiscal periods

Financial Highlights	32
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	41

Notes to Financial Statements	42
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2016	Expense Ratio for the Period	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Expenses Paid During the Period*
AMG Frontier Small Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.55%	$1,000	$925	$7.42
Hypothetical (5% return before expenses)	1.55%	$1,000	$1,017	$7.77
Service Class
Based on Actual Fund Return	1.30%	$1,000	$926	$6.22
Hypothetical (5% return before expenses)	1.30%	$1,000	$1,018	$6.52
Institutional Class
Based on Actual Fund Return	1.05%	$1,000	$927	$5.03
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.27
AMG TimesSquare All Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.29%	$1,000	$924	$6.17
Hypothetical (5% return before expenses)	1.29%	$1,000	$1,018	$6.47
Service Class
Based on Actual Fund Return	0.89%	$1,000	$926	$4.26
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.47
Institutional Class
Based on Actual Fund Return	0.79%	$1,000	$927	$3.78
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.97
AMG Managers Emerging Opportunities Fund
Service Class
Based on Actual Fund Return	1.43%	$1,000	$949	$6.93
Hypothetical (5% return before expenses)	1.43%	$1,000	$1,018	$7.17
Institutional Class
Based on Actual Fund Return	1.18%	$1,000	$950	$5.72
Hypothetical (5% return before expenses)	1.18%	$1,000	$1,019	$5.92
AMG Managers Real Estate Securities Fund
Based on Actual Fund Return	1.17%	$1,000	$1,042	$5.94
Hypothetical (5% return before expenses)	1.17%	$1,000	$1,019	$5.87
AMG GW&K Core Bond Fund
Investor Class
Based on Actual Fund Return	0.88%	$1,000	$1,030	$4.44
Hypothetical (5% return before expenses)	0.88%	$1,000	$1,020	$4.42
Service Class
Based on Actual Fund Return	0.55%	$1,000	$1,031	$2.78
Hypothetical (5% return before expenses)	0.55%	$1,000	$1,022	$2.77
Institutional Class
Based on Actual Fund Return	0.48%	$1,000	$1,033	$2.43
Hypothetical (5% return before expenses)	0.48%	$1,000	$1,022	$2.41

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2

Fund Performance (unaudited)

Periods ended April 30, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2016.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Frontier Small Cap Growth Fund[2,3,4]
Investor Class	(7.53)%	(17.07)%	3.56%	—	8.99%	01/01/10
Service Class	(7.42)%	(16.85)%	3.84%	5.00%	6.47%	09/24/97
Institutional Class	(7.30)%	(16.62)%	4.09%	—	9.52%	01/01/10
Russell 2000® Growth Index[5]	(4.96)%	(8.27)%	7.15%	6.14%	4.86%	09/24/97	†
AMG TimesSquare All Cap Growth Fund[2,3,6,7,8]
Investor Class	(7.61)%	(6.92)%	7.87%	—	11.28%	07/30/10
Service Class	(7.38)%	(6.53)%	8.21%	—	11.74%	07/30/10
Institutional Class	(7.35)%	(6.45)%	8.36%	—	11.79%	07/30/10
Russell 3000® Growth Index[9]	(1.64)%	0.32%	11.09%	8.03%	14.72%	07/30/10	†
AMG Managers Emerging Opportunities Fund[2,8,10,11]
Service Class	(5.13)%	(12.73)%	6.92%	5.45%	12.11%	06/30/94
Institutional Class	(5.00)%	(12.48)%	—	—	14.89%	10/01/11
Russell Microcap® Index[12]	(3.89)%	(8.08)%	6.97%	3.56%	6.45%[13]	06/30/00
Russell 2000® Index[14]	(1.90)%	(5.94)%	6.98%	5.42%	8.80%	06/30/94	†
AMG Managers Real Estate Securities Fund[2,7,8,11,15]	4.24%	8.47%	10.12%	7.77%	9.31%	12/31/97
Dow Jones U.S. Select REIT Index[16]	3.69%	8.07%	10.05%	6.27%	9.41%	12/31/97	†
S&P 500 Index[17]	0.43%	1.21%	11.02%	6.91%	6.16%	12/31/97	†
AMG GW&K Core Bond[2,18,19]
Investor Class	3.05%	—	—	—	2.26%	05/08/15
Service Class	3.12%	2.00%	3.30%	5.62%	6.27%	04/30/93
Institutional Class	3.25%	—	—	—	2.66%	05/08/15
Barclays U.S. Aggregate Bond Index®20	2.82%	2.72%	3.60%	4.95%	5.62%	04/30/93	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2016. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[4]	The Fund is subject to the risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[5]	The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[6]	The Fund is subject to risks associated with small- and mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[7]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities, which may place the Fund at greater risk than a more diversified fund.
[8]	Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
[9]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[10]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and a reliance on a limited number of products.

Fund Performance (continued)

[11]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[12]	The Russell Microcap® Index tracks the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. Unlike the Fund, the Russell Microcap® Index is unmanaged, is not available for investment, and does not incur expenses.
[13]	Since the Russell Microcap Index’s inception date of June 30, 2000, the average annual return for the index is 6.45%.
[14]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.
[15]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.
[16]	The Dow Jones U.S. Select REIT Index measures U.S. publicly traded Real Estate Investment Trusts. Unlike the Fund, the Dow Jones U.S. Select REIT Index is unmanaged, is not available for investment, and does not incur expenses.
[1][7]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.
[18]	Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk and fluctuations in debtors’ perceived ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed-income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[19]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed-income securities.
[20]	The Barclays U.S. Aggregate Bond Index® is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays U.S. Aggregate Bond Index® is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Growth Index, Russell 2000® Index, Russell 3000® Growth Index and Russell Microcap® Index are registered trademarks of the London Stock Exchange Group Companies.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

The Dow Jones U.S. Select REIT Index is proprietary data of Standard & Poor’s Dow Jones Indices LLC, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Frontier Small Cap Growth Fund

Fund Snapshots (unaudited)

April 30, 2016

PORTFOLIO BREAKDOWN

	AMG Frontier	Russell
	Small Cap	2000®
Sector	Growth Fund*	Growth Index
Information Technology	28.0%	24.9%
Industrials	23.3%	14.1%
Health Care	20.6%	24.6%
Consumer Discretionary	12.2%	17.6%
Financials	8.3%	8.4%
Telecommunication Services	2.8%	0.9%
Materials	0.6%	4.6%
Consumer Staples	0.4%	3.5%
Energy	0.0%#	1.3%
Utilities	0.0%	0.1%
Other Assets and Liabilities	3.8%	0.0%

*	As a percentage of net assets.
#	Rounds to less than 0.05%.

TOP TEN HOLDINGS

%of
Security Name	Net Assets
Watsco, Inc.**	4.1%
MasTec, Inc.**	3.7
Signature Bank**	2.7
LKQ Corp.**	2.5
Jack Henry & Associates, Inc.**	2.3
2U, Inc.	2.2
Medivation, Inc.	2.1
HealthSouth Corp.**	2.1
Beacon Roofing Supply, Inc.	2.0
KAR Auction Services, Inc.	2.0

Top Ten as a Group	25.7%

**	Top Ten Holdings as of October 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks - 96.2%
Consumer Discretionary - 12.2%
2U, Inc.*,1	16,459	$461,346
Bojangles’, Inc.*	4,742	83,601
Boot Barn Holdings, Inc.*	9,046	74,177
Burlington Stores, Inc.*	1,914	109,041
Deckers Outdoor Corp.*	4,011	231,876
DSW, Inc., Class A1	7,433	182,629
Fiesta Restaurant Group, Inc.*	4,590	147,385
Fox Factory Holding Corp.*	7,997	138,428
The Habit Restaurants, Inc., Class A*	3,185	53,349
Harman International Industries, Inc.	3,169	243,252
IMAX Corp.*	8,279	264,928
LKQ Corp.*	16,577	531,293
Visteon Corp.	635	50,590
Total Consumer Discretionary		2,571,895
Consumer Staples - 0.4%
Amplify Snack Brands, Inc.*	4,876	75,139
Natural Grocers by Vitamin Cottage, Inc.*	746	9,967
Total Consumer Staples		85,106
Energy - 0.0%#
Carrizo Oil & Gas, Inc.*	102	3,608
Financials - 8.3%
Argo Group International Holdings, Ltd.	4,767	262,042
Jones Lang LaSalle, Inc.	1,814	208,918
Raymond James Financial, Inc.	6,308	329,088
Renasant Corp.	4,525	155,389
Signature Bank*	4,120	567,860
Webster Financial Corp.	6,080	222,771
Total Financials		1,746,068
Health Care - 20.6%
ACADIA Pharmaceuticals, Inc.*,1	2,934	94,768
Alkermes PLC*	1,527	60,698
AmSurg Corp.*	615	49,803
Bluebird Bio, Inc.*	800	35,480
Celldex Therapeutics, Inc.*	10,028	40,112
Cynosure, Inc., Class A*	3,247	158,908
DexCom, Inc.*	3,431	220,888
HealthSouth Corp.	10,451	433,298
HeartWare International, Inc.*,1	3,931	131,138

	Shares	Value
Insulet Corp.*	5,969	$198,768
Intra-Cellular Therapies, Inc.*	1,279	43,895
Intrexon Corp.*,1	1,529	40,870
Kite Pharma, Inc.*,1	2,852	131,991
The Medicines Co.*,1	628	22,351
Medidata Solutions, Inc.*	7,501	327,269
Medivation, Inc.*	7,723	446,389
MEDNAX, Inc.*	5,539	394,875
Molina Healthcare, Inc.*,1	4,164	215,529
Myriad Genetics, Inc.*,1	8,952	322,272
Pacira Pharmaceuticals, Inc.*,1	1,720	93,069
PAREXEL International Corp.*	5,823	355,785
PTC Therapeutics, Inc.*	13,724	101,832
Sangamo BioSciences, Inc.*	3,383	21,313
STERIS PLC[1]	4,049	286,143
Team Health Holdings, Inc.*,1	1,994	83,409
United Therapeutics Corp.*	399	41,975
Total Health Care		4,352,828
Industrials - 23.3%
A. O. Smith Corp.	3,798	293,282
Actuant Corp., Class A	4,171	111,407
American Woodmark Corp.*	1,657	120,696
Beacon Roofing Supply, Inc.*	10,071	430,334
BMC Stock Holdings, Inc.*	2,683	47,087
Caesarstone Sdot-Yam, Ltd.*	1,613	59,729
Generac Holdings, Inc.*,1	7,340	279,801
Granite Construction, Inc.	4,857	216,574
KAR Auction Services, Inc.	11,374	427,662
Kirby Corp.*	1,680	107,218
LSI Industries, Inc.	10,397	131,522
MasTec, Inc.*	34,540	782,676
On Assignment, Inc.*	5,840	210,590
Swift Transportation Co.*,1	13,432	223,240
TransUnion*	12,986	388,931
WABCO Holdings, Inc.*	439	49,238
Watsco, Inc.	6,496	873,517
Wesco Aircraft Holdings, Inc.*,1	11,066	159,682
Total Industrials		4,913,186
Information Technology - 28.0%
3D Systems Corp.*,1	565	9,995

The accompanying notes are an integral part of these financial statements.

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 28.0% (continued)
Benefitfocus, Inc.*,1	5,087	$192,797
Blackhawk Network Holdings, Inc.*	8,734	280,623
Bottomline Technologies, Inc.*	6,501	159,665
Callidus Software, Inc.*	13,029	238,431
Cornerstone OnDemand, Inc.*	1,953	67,086
Ellie Mae, Inc.*	2,609	218,112
Envestnet, Inc.*	2,059	64,611
Euronet Worldwide, Inc.*	4,333	334,074
Fair Isaac Corp.	2,231	238,070
Fleetmatics Group PLC*,1	7,054	255,708
FLIR Systems, Inc.	4,985	150,597
Fortinet, Inc.*	3,598	116,971
Genpact, Ltd.*	5,919	165,081
Ingram Micro, Inc., Class A	6,133	214,348
Itron, Inc.*	2,639	108,516
Jack Henry & Associates, Inc.	5,963	483,182
Leidos Holdings, Inc.	2,490	123,529
M/A-COM Technology Solutions Holdings, Inc.*,1	5,761	235,567
Marketo, Inc.*	1,140	25,069
New Relic, Inc.*,1	835	21,526
ON Semiconductor Corp.*	43,338	410,411
QLogic Corp.*	13,899	181,938
Qorvo, Inc.*	4,338	195,340
RealPage, Inc.*	4,252	93,502
Rogers Corp.*	1,135	65,104
Rovi Corp.*	19,999	352,382
Semtech Corp.*	10,058	217,655
Synchronoss Technologies, Inc.*	1,362	42,317
Tessera Technologies, Inc.	11,320	325,110
Universal Display Corp.*	4,652	271,258
Virtusa Corp.*	575	20,436
Web.com Group, Inc.*	1,000	19,990
Total Information Technology		5,899,001
Materials - 0.6%
Kraton Performance Polymers, Inc.*	5,192	117,910

	Shares	Value
Telecommunication Services - 2.8%
Cogent Communications Holdings, Inc.	10,881	$421,095
inContact, Inc.*	19,041	177,272
Total Telecommunication Services		598,367
Total Common Stocks (cost $16,142,407)		20,287,969

	Principal Amount
Short-Term Investments - 16.5%
Repurchase Agreements - 11.6%[2]
BNP Paribas Securities Corp., dated 04/29/16,due 05/02/16, 0.300%, total to be received $460,196 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/30/16 - 05/01/46,totaling $469,388)	$460,184	460,184
Citigroup Global Markets, Inc., dated 04/29/16,due 05/02/16, 0.300%, total to be received $1,000,025 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 06/30/17 - 05/01/46, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/29/16, due 05/02/16, 0.320%, total to be received $1,000,027 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 05/15/16 - 03/20/66 totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,460,184

	Shares
Other Investment Companies - 4.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	1,026,973	1,026,973
Total Short-Term Investments (cost $3,487,157)		3,487,157
Total Investments - 112.7% (cost $19,629,564)		23,775,126
Other Assets, less Liabilities - (12.7)%		(2,670,288)
Net Assets - 100.0%		$21,104,838

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare All Cap Growth Fund

Fund Snapshots (unaudited)

April 30, 2016

PORTFOLIO BREAKDOWN

	AMG TimesSquare	Russell
	All Cap	3000®
Sector	Growth Fund*	Growth Index
Information Technology	34.0%	27.0%
Industrials	16.1%	11.4%
Consumer Discretionary	13.5%	21.3%
Health Care	10.9%	16.7%
Financials	7.1%	5.9%
Consumer Staples	7.0%	11.1%
Materials	4.6%	3.7%
Telecommunication Services	3.2%	2.2%
Energy	1.3%	0.6%
Utilities	0.0%	0.1%
Other Assets and Liabilities	2.3%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

%of
Security Name	Net Assets
Alphabet, Inc., Class C**	6.0%
Alliance Data Systems Corp.**	4.5
CoStar Group, Inc.**	4.0
Apple, Inc.**	3.7
Charter Communications, Inc., Class A**	3.6
Visa, Inc., Class A	3.3
S&P Global, Inc.	3.2
SBA Communications Corp., Class A	3.2
The Home Depot, Inc.	3.2
The WhiteWave Foods Co.	3.1

Top Ten as a Group	37.8%

**	Top Ten Holdings as of October 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG TimesSquare All Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 13.5%
Charter Communications, Inc., Class A*,1	8,435	$1,790,244
Dollar Tree, Inc.*	13,720	1,093,621
The Home Depot, Inc.	11,880	1,590,613
NIKE, Inc., Class B	21,400	1,261,316
Starbucks Corp.	17,985	1,011,297
Total Consumer Discretionary		6,747,091
Consumer Staples - 7.0%
Costco Wholesale Corp.	6,555	970,992
PepsiCo, Inc.	9,405	968,339
The WhiteWave Foods Co.*	39,095	1,572,010
Total Consumer Staples		3,511,341
Energy - 1.3%
EOG Resources, Inc.	8,140	672,527
Financials - 7.1%
Intercontinental Exchange, Inc.	5,330	1,279,360
S&P Global, Inc.[1]	15,045	1,607,558
WisdomTree Investments, Inc.[1]	64,010	697,069
Total Financials		3,583,987
Health Care - 10.9%
Acadia Healthcare Co., Inc.*,1	20,395	1,288,760
Alexion Pharmaceuticals, Inc.*	5,115	712,417
Allergan PLC*	4,535	982,100
Cardinal Health, Inc.	17,155	1,345,981
Envision Healthcare Holdings, Inc.*	49,325	1,116,225
Total Health Care		5,445,483
Industrials - 16.1%
Allegiant Travel Co.	6,735	1,081,439
Avis Budget Group, Inc.*	27,095	680,084
Equifax, Inc.	11,450	1,376,862
Knight Transportation, Inc.[1]	24,640	654,685
L-3 Communications Holdings, Inc.	9,170	1,206,130
Nielsen Holdings PLC	22,030	1,148,644
On Assignment, Inc.*	36,550	1,317,993
Union Pacific Corp.	7,055	615,408
Total Industrials		8,081,245

	Shares	Value
Information Technology - 34.0%
Alliance Data Systems Corp.*	11,100	$2,256,741
Alphabet, Inc., Class C*	4,336	3,004,891
Apple, Inc.	19,659	1,842,835
CoStar Group, Inc.*	10,128	1,998,356
Facebook, Inc., Class A*	13,005	1,529,128
Fidelity National Information Services, Inc.	21,835	1,436,743
Intuit, Inc.	10,580	1,067,416
Microsoft Corp.	24,780	1,235,779
Paycom Software, Inc.*,1	26,060	995,753
Visa, Inc., Class A	21,555	1,664,908
Total Information Technology		17,032,550
Materials - 4.6%
Ecolab, Inc.	3,260	374,835
PolyOne Corp.	35,390	1,273,332
RPM International, Inc.	12,590	636,173
Total Materials		2,284,340
Telecommunication Services - 3.2%
SBA Communications Corp., Class A*	15,530	1,600,211
Total Common Stocks (cost $44,868,385)		48,958,775

	Principal Amount
Short-Term Investments - 12.9%
Repurchase Agreements - 10.9%[2]
BNP Paribas Securities Corp., dated 04/29/16, due 05/02/16, 0.300%, total to be received $271,999 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/30/16 - 05/01/46,totaling $277,432)	$271,992	271,992
Citigroup Global Markets, Inc., dated 04/29/16, due 05/02/16, 0.300%, total to be received $1,292,116 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 06/30/17 - 05/01/46, totaling $1,317,926)	1,292,084	1,292,084
HSBC Securities USA Inc., dated 04/29/16, due 05/02/16, 0.270%, total to be received $1,292,113 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 05/15/16 - 07/15/37, totaling $1,317,929)	1,292,084	1,292,084

The accompanying notes are an integral part of these financial statements.

AMG Times Square All Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 10.9% (continued)[2]
Mizuho Securities USA, Inc., dated 04/29/16, due 05/02/16, 0.320%, total to be received $1,292,118 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.000%, 06/01/24 - 08/20/45, totaling $1,317,926)	$1,292,084	$1,292,084
Nomura Securities International, Inc., dated 04/29/16, due 05/02/16, 0.320%, total to be received $1,292,118 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 05/15/16 - 03/20/66 totaling $1,317,926)	1,292,084	1,292,084
Total Repurchase Agreements		5,440,328

	Shares	Value
Other Investment Companies - 2.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	1,004,036	$1,004,036
Total Short-Term Investments (cost $6,444,364)		6,444,364
Total Investments - 110.6% (cost $51,312,749)		55,403,139
Other Assets, less Liabilities - (10.6)%		(5,326,894)
Net Assets - 100.0%		$50,076,245

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Fund Snapshots (unaudited)

April 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Managers Emerging Opportunities Fund*	Russell Microcap® Index	Russell 2000® Index
Information Technology	21.1%	14.9%	17.4%
Consumer Discretionary	19.1%	12.5%	13.6%
Industrials	16.4%	10.9%	13.0%
Financials	13.7%	30.7%	26.2%
Health Care	13.5%	18.5%	14.1%
Materials	4.2%	2.8%	4.2%
Energy	3.0%	3.8%	3.0%
Consumer Staples	2.7%	2.3%	3.6%
Telecommunication Services	1.8%	2.1%	0.9%
Utilities	1.1%	1.5%	4.0%
Exchange Traded Fund	0.1%	0.0%	0.0%
Other Assets and Liabilities	3.3%	0.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

%of
Security Name	Net Assets
Universal Electronics, Inc.**	2.0%
Patrick Industries, Inc.	1.5%
Compass Diversified Holdings**	1.3%
AZZ, Inc.**	1.0%
U.S. Physical Therapy, Inc.**	1.0%
AMERISAFE, Inc.**	1.0%
Inogen, Inc.	1.0%
GSI Group, Inc.	0.9%
Inphi Corp.**	0.9%
Zoe’s Kitchen, Inc.	0.9%

Top Ten as a Group	11.5%

**	Top Ten Holdings as of October 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks - 96.6%
Consumer Discretionary - 19.1%
2U, Inc.*,1	13,492	$378,181
Big 5 Sporting Goods Corp.	23,200	280,488
Bravo Brio Restaurant Group, Inc.*	47,276	348,424
Bridgepoint Education, Inc.*	20,529	195,847
Build-A-Bear Workshop, Inc.*	6,700	88,239
Century Casinos, Inc.*	11,900	71,043
Chuy’s Holdings, Inc.*	21,996	671,758
Citi Trends, Inc.	17,900	321,484
Culp, Inc.	6,600	173,184
Delta Apparel, Inc.*	44,700	905,175
Destination Maternity Corp.	20,700	144,279
Destination XL Group, Inc.*,1	163,936	880,336
Duluth Holdings, Inc.*,1	25,587	608,715
Entravision Communications Corp., Class A	27,222	216,415
Etsy, Inc.*	22,516	197,690
Fox Factory Holding Corp.*	24,450	423,230
Good Times Restaurants, Inc.*	62,497	193,116
Grand Canyon Education, Inc.*	19,520	853,610
The Habit Restaurants, Inc., Class A*	32,821	549,752
Haverty Furniture Cos., Inc.	8,750	163,362
Hooker Furniture Corp.	5,685	140,988
iRobot Corp.*,1	8,826	329,916
Johnson Outdoors, Inc., Class A	3,625	87,471
Kirkland’s, Inc.	11,500	188,830
Kona Grill, Inc.*,1	85,642	1,140,751
LGI Homes, Inc.*	40,596	1,137,094
Libbey, Inc.	52,120	969,432
Liberty Tax, Inc.[1]	7,800	93,210
Lifetime Brands, Inc.	16,700	288,409
Malibu Boats, Inc., Class A*	37,533	660,581
The Marcus Corp.	18,125	350,719
MarineMax, Inc.*	30,158	573,304
Monarch Casino & Resort, Inc.*	12,100	229,900
Motorcar Parts of America, Inc.*	6,225	199,636
Ollie’s Bargain Outlet Holdings, Inc.*	26,662	705,210
Papa Murphy’s Holdings, Inc.*	42,450	533,172
Performance Sports Group, Ltd.*	24,110	89,448
PetMed Express, Inc.	18,077	330,809
Potbelly Corp.*,1	12,200	173,850

	Shares	Value
Red Robin Gourmet Burgers, Inc.*	6,660	$431,968
Rocky Brands, Inc.	5,725	68,986
Ruth’s Hospitality Group, Inc.	43,209	686,159
Salem Media Group, Inc.	71,864	558,383
Sequential Brands Group, Inc.*	82,801	459,546
Smith & Wesson Holding Corp.*	39,599	864,446
Spartan Motors, Inc.	27,100	131,706
Sportsman’s Warehouse Holdings, Inc.*	64,741	736,753
Stein Mart, Inc.	21,900	158,556
Stoneridge, Inc.*	23,800	339,388
Strattec Security Corp.	3,400	179,860
Superior Uniform Group, Inc.	22,540	428,711
Tandy Leather Factory, Inc.*	73,700	519,585
Tower International, Inc.	13,100	300,645
Unifi, Inc.*	9,700	249,872
Universal Electronics, Inc.*	43,317	2,876,682
Vera Bradley, Inc.*	15,250	267,485
West Marine, Inc.*,1	20,500	205,410
William Lyon Homes, Class A*	23,228	327,515
Wingstop, Inc.*,1	13,396	334,096
ZAGG, Inc.*	75,547	605,131
Zoe’s Kitchen, Inc.*,1	33,134	1,242,194
Total Consumer Discretionary		27,860,135
Consumer Staples - 2.7%
Amplify Snack Brands, Inc.*	33,510	516,389
Calavo Growers, Inc.	18,122	1,036,035
Farmer Bros. Co.*	12,300	371,583
John B Sanfilippo & Son, Inc.	9,140	505,716
Landec Corp.*	40,480	455,400
Nature’s Sunshine Products, Inc.[1]	9,200	88,136
Omega Protein Corp.*	15,800	293,722
Primo Water Corp.*	54,537	599,907
Total Consumer Staples		3,866,888
Energy - 3.0%
Aspen Aerogels, Inc.*	20,589	98,004
Callon Petroleum Co.*	74,400	781,944
Dawson Geophysical Co.*	111,059	570,843
GasLog, Ltd.	31,885	408,447
Gulf Island Fabrication, Inc.	54,791	411,480
Gulfport Energy Corp.*	23,510	735,863
Matrix Service Co.*	10,200	192,168

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 3.0% (continued)
Natural Gas Services Group, Inc.*,1	16,500	$379,335
Panhandle Oil and Gas, Inc., Class A1	9,600	181,344
Ring Energy, Inc.*,1	48,410	348,552
Synergy Resources Corp.*	46,210	333,636
Total Energy		4,441,616
Financials - 13.7%
Access National Corp.	4,400	86,504
American National Bankshares, Inc.[1]	3,747	100,157
AMERISAFE, Inc.	27,300	1,470,924
Arrow Financial Corp.[1]	9,947	280,108
Ashford Hospitality Prime, Inc.	15,900	177,921
Atlas Financial Holdings, Inc.*	36,300	637,791
Blue Capital Reinsurance Holdings, Ltd.	13,600	237,320
Boston Private Financial Holdings, Inc.	13,000	158,860
Cardinal Financial Corp.	10,294	227,806
Charter Financial Corp.[1]	6,100	76,433
CNB Financial Corp.	4,800	85,872
CoBiz Financial, Inc.	53,830	651,881
Compass Diversified Holdings	114,150	1,835,532
Crawford & Co., Class B1	29,800	200,852
Diamond Hill Investment Group, Inc.[1]	1,900	332,994
Federal Agricultural Mortgage Corp., Class C1	4,800	195,264
Financial Institutions, Inc.[1]	12,175	340,900
First Bancorp	24,361	496,964
First Community Bancshares, Inc.	8,900	185,209
First Defiance Financial Corp.[1]	10,311	408,109
First Financial Corp.	934	33,092
First Internet Bancorp	2,585	64,108
The First of Long Island Corp.[1]	5,321	162,876
Flushing Financial Corp.	15,850	316,208
German American Bancorp, Inc.[1]	9,520	306,830
Gladstone Land Corp.	11,000	114,070
Gramercy Property Trust	32,894	278,612
Hallmark Financial Services, Inc.*,1	7,900	89,191
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,736	285,878
HCI Group, Inc.	5,700	170,772
Heritage Financial Corp.	24,747	456,582
HomeStreet, Inc.*	9,414	202,872
Independence Realty Trust, Inc.[1]	48,600	348,462

	Shares	Value
Independent Bank Corp.	26,826	$406,414
LaSalle Hotel Properties	9,960	238,044
LendingTree, Inc.*,1	6,926	619,669
MainSource Financial Group, Inc.	11,900	260,015
Marcus & Millichap, Inc.*	4,981	124,923
Marlin Business Services Corp.	11,800	174,522
Mercantile Bank Corp.	15,290	368,795
Merchants Bancshares, Inc.[1]	3,000	91,320
MidWestOne Financial Group, Inc.[1]	2,140	60,690
NewStar Financial, Inc.*,1	11,200	107,744
Northrim BanCorp, Inc.	28,446	733,907
OceanFirst Financial Corp.[1]	18,450	359,406
On Deck Capital, Inc.*,1	26,954	232,613
One Liberty Properties, Inc.	12,100	283,382
Pacific Continental Corp.	10,700	178,262
Pacific Premier Bancorp, Inc.*	42,420	986,689
Preferred Bank	19,636	623,639
Regional Management Corp.*	16,200	267,624
Rexford Industrial Realty, Inc.	23,512	441,320
ServisFirst Bancshares, Inc.[1]	4,928	242,852
Sierra Bancorp	5,200	91,572
State Bank Financial Corp.	19,750	412,380
Stock Yards Bancorp, Inc.[1]	8,890	359,512
Territorial Bancorp, Inc.[1]	7,125	186,889
TriState Capital Holdings, Inc.*,1	19,200	256,512
Triumph Bancorp, Inc.*	6,104	96,993
United Community Financial Corp.	28,500	169,290
United Insurance Holdings Corp.	9,400	153,314
Washington Trust Bancorp, Inc.	659	24,139
West Bancorporation, Inc.[1]	4,825	89,986
Whitestone REIT	28,100	377,383
Total Financials		20,036,754
Health Care - 13.5%
AAC Holdings, Inc.*	21,269	437,929
Acceleron Pharma, Inc.*,1	10,570	316,572
Addus HomeCare Corp.*	7,600	140,600
Agios Pharmaceuticals, Inc.*,1	8,025	392,824
AMN Healthcare Services, Inc.*	12,001	426,156
AtriCure, Inc.*	14,018	222,886
BioScrip, Inc.*	69,770	184,193

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 13.5% (continued)
BioTelemetry, Inc.*	20,200	$317,746
Blueprint Medicines Corp.*,1	10,691	162,289
Coherus Biosciences, Inc.*,1	17,658	332,500
Cross Country Healthcare, Inc.*	30,864	383,640
Cutera, Inc.*	14,800	172,568
Cynosure, Inc., Class A*	7,363	360,345
Dynavax Technologies Corp.*,1	11,517	188,994
Emergent BioSolutions, Inc.*	8,144	313,707
Endologix, Inc.*	17,914	200,816
Evolent Health, Inc., Class A*	17,235	206,992
Exactech, Inc.*	31,350	712,899
ExamWorks Group, Inc.*	5,998	216,228
Five Prime Therapeutics, Inc.*	15,301	728,175
Fluidigm Corp.*,1	26,139	250,412
Foundation Medicine, Inc.*	5,728	91,362
Genomic Health, Inc.*,1	9,343	245,534
Glaukos Corp.*	33,011	621,927
Heska Corp.*	2,500	76,500
Inogen, Inc.*	28,503	1,392,657
Intra-Cellular Therapies, Inc.*	12,743	437,340
Juniper Pharmaceuticals, Inc.*	26,100	177,219
K2M Group Holdings, Inc.*	13,979	227,299
LDR Holding Corp.*,1	8,315	224,089
LeMaitre Vascular, Inc.	17,000	281,860
MiMedx Group, Inc.*,1	61,668	464,360
NanoString Technologies, Inc.*	3,202	50,976
NeoGenomics, Inc.*	110,224	897,223
Nevro Corp.*,1	8,214	552,392
NxStage Medical, Inc.*	13,413	216,218
Ophthotech Corp.*	5,480	256,135
OraSure Technologies, Inc.*	48,000	344,640
Pacific Biosciences of California, Inc.*,1	64,942	626,690
Penumbra, Inc.*	9,494	517,423
Press Ganey Holdings, Inc.*	17,106	521,220
The Providence Service Corp.*	5,900	294,056
Revance Therapeutics, Inc.*	7,978	146,636
Sage Therapeutics, Inc.*,1	7,619	287,160
Sharps Compliance Corp.*	5,109	23,195
Spark Therapeutics, Inc.*,1	10,970	393,713
Streamline Health Solutions, Inc.*	98,021	144,091

	Shares	Value
SurModics, Inc.*	13,300	$267,596
Teladoc, Inc.*	38,281	465,114
U.S. Physical Therapy, Inc.	29,746	1,483,136
Utah Medical Products, Inc.	1,500	100,350
Vascular Solutions, Inc.*	11,100	387,945
Zeltiq Aesthetics, Inc.*,1	27,313	816,659
Total Health Care		19,701,186
Industrials - 16.4%
ACCO Brands Corp.*	108,803	1,037,981
Aerovironment, Inc.*	14,233	411,049
Air Transport Services Group, Inc.*	26,901	379,035
Alamo Group, Inc.	5,759	325,038
Ameresco, Inc., Class A*,1	33,300	148,851
American Woodmark Corp.*	5,227	380,735
Argan, Inc.	13,700	468,266
AZZ, Inc.	27,840	1,528,973
Briggs & Stratton Corp.	8,702	184,221
Builders FirstSource, Inc.*	45,497	504,562
Casella Waste Systems, Inc., Class A*	22,200	158,952
Columbus McKinnon Corp.	72,100	1,190,371
Comfort Systems USA, Inc.	15,785	465,500
Covenant Transportation Group, Inc., Class A*	43,549	867,061
CRA International, Inc.*	12,750	276,675
Ducommun, Inc.*	19,620	312,154
Echo Global Logistics, Inc.*,1	19,132	447,115
Ennis, Inc.	55,850	1,091,309
FreightCar America, Inc.	22,400	384,160
Gibraltar Industries, Inc.*	16,475	435,764
Global Brass & Copper Holdings, Inc.	13,500	365,850
GP Strategies Corp.*	18,980	442,993
The Greenbrier Cos., Inc.[1]	26,300	788,737
Heidrick & Struggles International, Inc.	11,100	219,003
Hudson Technologies, Inc.*	161,140	563,990
Hurco Cos., Inc.[1]	2,700	87,426
Insperity, Inc.	10,376	547,542
Insteel Industries, Inc.	10,800	313,092
Interface, Inc.	35,300	600,806
Kadant, Inc.	4,400	208,340
The KEYW Holding Corp.*	10,990	75,721
Lawson Products, Inc.*,1	9,100	178,269
LSI Industries, Inc.	30,645	387,659

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 16.4% (continued)
Lydall, Inc.*	26,380	$970,520
Marten Transport, Ltd.	20,902	390,031
Neff Corp., Class A*	44,682	382,031
NN, Inc.[1]	40,330	606,563
NV5 Global, Inc.*,1	7,460	185,232
Old Dominion Freight Line, Inc.*,1	7,905	522,125
PAM Transportation Services, Inc.*	2,000	49,420
Patrick Industries, Inc.*	47,362	2,171,548
PGT, Inc.*	61,630	645,266
Radiant Logistics, Inc.*	155,310	611,921
RBC Bearings, Inc.*	5,435	398,386
Sparton Corp.*	24,050	516,113
Sun Hydraulics Corp.	7,000	247,660
TASER International, Inc.*,1	10,580	193,191
Universal Truckload Services, Inc.	5,000	71,300
USA Truck, Inc.*,1	5,800	102,776
YRC Worldwide, Inc.*,1	6,900	63,480
Total Industrials		23,904,763
Information Technology - 21.1%
Alarm.com Holdings, Inc.*,1	25,639	584,826
American Software, Inc., Class A1	27,550	251,807
Apigee Corp.*	72,529	703,531
Aspen Technology, Inc.*,1	4,300	163,529
Bel Fuse, Inc., Class B	10,200	169,932
Benefitfocus, Inc.*,1	25,485	965,881
Bottomline Technologies, Inc.*	13,276	326,059
BroadSoft, Inc.*,1	15,028	588,572
Calix, Inc.*	23,800	164,934
Callidus Software, Inc.*	56,187	1,028,222
Cascade Microtech, Inc.*	16,918	353,755
comScore, Inc.*	9,310	285,072
Comtech Telecommunications Corp.	8,600	208,120
Cray, Inc.*	14,043	531,808
Criteo, S.A., Sponsored ADR*	14,454	602,587
CTS Corp.	21,600	357,912
CYREN, Ltd.*	122,800	208,760
DHI Group, Inc.*	74,800	531,828
Digi International, Inc.*	25,283	267,241
ePlus, Inc.*	1,800	144,702
Evolving Systems, Inc.	12,900	74,304

	Shares	Value
Exa Corp.*	7,800	$101,790
Fabrinet*	13,046	417,081
Five9, Inc.*,1	55,451	512,922
FormFactor, Inc.*	23,500	180,950
Gigamon, Inc.*	18,537	604,121
GigPeak, Inc.*	52,000	119,600
Globant, S.A.*,1	9,352	331,902
Glu Mobile, Inc.*	61,130	163,217
GSI Group, Inc.*,1	92,060	1,339,473
The Hackett Group, Inc.	24,600	366,048
II-VI, Inc.*	18,610	388,391
Information Services Group, Inc.*	42,900	175,890
Inphi Corp.*	43,132	1,279,726
Instructure, Inc.*,1	24,131	485,998
Interactive Intelligence Group, Inc.*	29,330	1,090,196
IXYS Corp.[1]	30,312	327,370
Lionbridge Technologies, Inc.*	65,200	325,348
Marchex, Inc., Class B	38,300	162,775
Materialise N.V., ADR*	41,254	304,042
Mattersight Corp.*	2,058	8,129
MaxLinear, Inc., Class A*	44,152	739,546
Mimecast, Ltd.*,1	10,491	83,403
MINDBODY, Inc., Class A*	39,913	543,216
Nanometrics, Inc.*	11,600	207,176
NCI, Inc., Class A	13,400	193,764
Paylocity Holding Corp.*,1	9,109	348,601
PC Connection, Inc.[1]	13,546	321,988
PFSweb, Inc.*	7,300	102,930
Photronics, Inc.*	18,897	199,930
Planet Payment, Inc.*	32,443	130,096
Q2 Holdings, Inc.*	32,547	778,199
QAD, Inc., Class A	4,800	94,128
Radisys Corp.*	50,600	225,676
Rapid7, Inc.*	16,077	201,284
Rogers Corp.*	8,570	491,575
The Rubicon Project, Inc.*	24,003	464,938
Sapiens International Corp. N.V.[1]	68,530	807,283
ShoreTel, Inc.*	49,300	301,716
Silicon Motion Technology Corp., ADR	15,714	605,775
Silver Spring Networks, Inc.*	33,504	470,731

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.1% (continued)
SolarEdge Technologies, Inc.*,1	20,605	$552,008
Stamps.com, Inc.*,1	2,162	178,062
Super Micro Computer, Inc.*,1	9,732	261,888
Tangoe, Inc.*,1	31,650	279,153
TechTarget, Inc.*	66,059	512,618
TESSCO Technologies, Inc.	48,570	805,291
Tucows, Inc., Class A*,1	7,800	191,529
Tyler Technologies, Inc.*	7,520	1,101,003
USA Technologies, Inc.*	101,640	445,183
Virtusa Corp.*	14,636	520,163
Vishay Precision Group, Inc.*,1	20,490	306,530
Wix.com, Ltd.*	21,327	527,203
Xactly Corp.*	46,475	374,588
Xplore Technologies Corp.*	72,782	235,086
Total Information Technology		30,800,611
Materials - 4.2%
Ferro Corp.*	24,899	317,213
Fortuna Silver Mines, Inc.*	21,200	136,104
FutureFuel Corp.	15,600	175,344
Koppers Holdings, Inc.*	29,200	733,796
Materion Corp.	16,625	481,959
Myers Industries, Inc.	20,500	276,340
OMNOVA Solutions, Inc.*	145,481	1,040,189
Real Industry, Inc.*,1	69,960	618,446
Richmont Mines, Inc.*	16,000	124,480
Trecora Resources*	22,500	257,625
UFP Technologies, Inc.*	3,825	95,051
Universal Stainless & Alloy Products, Inc.*	46,000	599,380
US Concrete, Inc.*,1	19,801	1,222,910
Total Materials		6,078,837
Telecommunication Services - 1.8%
8x8, Inc.*	93,432	1,059,519
Boingo Wireless, Inc.*	104,191	801,229
inContact, Inc.*	78,742	733,088
Total Telecommunication Services		2,593,836
Utilities - 1.1%
8Point3 Energy Partners L.P.	23,040	363,341
Chesapeake Utilities Corp.	2,562	152,490
Connecticut Water Service, Inc.	4,000	188,080

	Shares	Value
Middlesex Water Co.	5,800	$212,164
Unitil Corp.	19,000	750,880
Total Utilities		1,666,955
Total Common Stocks (cost $115,997,662)		140,951,581
Exchange Traded Funds - 0.1%
SPDR S&P Regional Banking ETF[1] (cost $48,275)	2,500	100,875
Warrants - 0.0%#
Imperial Holdings, Inc. Warrants,* (cost $36)	3,571	—

	Principal Amount
Short-Term Investments - 11.8%
Repurchase Agreements - 8.2%[2]
BNP Paribas Securities Corp., dated 04/29/16,due 05/02/16, 0.300%, total to be received $600,352 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/30/16 - 05/01/46, totaling $612,344)	$600,337	600,337
Citigroup Global Markets Inc., 04/29/16, due 05/02/16, 0.300%, total to be received $2,852,161 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 06/30/17 - 05/01/46, totaling $2,909,132)	2,852,090	2,852,090
Mizuho Securities USA, Inc., dated 04/29/16,due 05/02/16, 0.320%, total to be received $2,852,166 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.000%, 06/01/24 - 08/20/45, totaling $2,909,132)	2,852,090	2,852,090
Nomura Securities International Inc., dated 04/29/16, due 05/02/16, 0.320%, total to be received $2,852,166 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 05/15/16 - 03/20/66, totaling $2,909,132)	2,852,090	2,852,090
State of Wisconsin Investment Board, dated 04/29/16, due 05/02/16, 0.360%, total to be received $2,852,186 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/18 - 01/15/29, totaling $2,917,848)	2,852,100	2,852,100
Total Repurchase Agreements		12,008,707

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 3.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	5,223,970	$5,223,970
Total Short-Term Investments (cost $17,232,677)		17,232,677

	Shares	Value
Total Investments - 108.5% (cost $133,278,650)		$158,285,133
Other Assets, less Liabilities - (8.5)%		(12,340,027)
Net Assets - 100.0%		$145,945,106

The accompanying notes are an integral part of these financial statements.

AMG Managers Real Estate Securities Fund

Fund Snapshots (unaudited)

April 30, 2016

PORTFOLIO BREAKDOWN

AMG Managers
Real Estate
Sector	Securities Fund*
REITS (Apartments)	17.5%
REITS (Regional Malls)	13.7%
REITS (Health Care)	12.8%
REITS (Office Properties)	12.1%
REITS (Diversified)	9.8%
REITS (Shopping Centers)	10.1%
REITS (Storage)	9.1%
REITS (Warehouse/Industrials)	6.9%
REITS (Hotels)	5.2%
REITS (Single Tenant)	1.2%
Other Assets and Liabilities	1.6%

*	As a percentage of net assets.

TOP TEN HOLDINGS

%of
Security Name	Net Assets
Simon Property Group, Inc.**	7.4%
Public Storage**	6.3
Welltower, Inc.	5.4
AvalonBay Communities, Inc.**	4.2
Essex Property Trust, Inc.**	3.5
Host Hotels & Resorts, Inc.**	3.1
General Growth Properties, Inc.**	3.1
HCP, Inc.	3.0
Prologis, Inc.	3.0
Boston Properties, Inc.**	3.0

Top Ten as a Group	42.0%

**	Top Ten Holdings as of October 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Real Estate Securities Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Shares	Value
REITs - 98.4%
Apartments - 17.5%
American Campus Communities, Inc.	19,690	$881,128
American Homes 4 Rent, Class A	141,020	2,230,936
Apartment Investment & Management Co., Class A	180,420	7,227,625
AvalonBay Communities, Inc.	87,300	15,433,767
Camden Property Trust	95,600	7,717,788
Education Realty Trust, Inc.	131,260	5,220,210
Equity Residential	125,040	8,511,473
Essex Property Trust, Inc.	58,630	12,924,984
Post Properties, Inc.	38,370	2,200,903
UDR, Inc.	62,280	2,174,818
Total Apartments		64,523,632
Diversified - 9.8%
Crown Castle International Corp.	20,860	1,812,317
Digital Realty Trust, Inc.	65,370	5,751,253
Duke Realty Corp.	439,140	9,603,992
DuPont Fabros Technology, Inc.	36,290	1,445,068
Liberty Property Trust	181,680	6,340,632
PS Business Parks, Inc.	31,430	3,009,737
Vornado Realty Trust	46,820	4,482,079
Washington Real Estate Investment Trust	130,380	3,737,995
Total Diversified		36,183,073
Health Care - 12.8%
Care Capital Properties, Inc.	97,500	2,600,325
HCP, Inc.	329,550	11,148,676
Healthcare Trust of America, Inc., Class A	198,200	5,725,998
Ventas, Inc.	125,060	7,768,727
Welltower, Inc.	284,170	19,727,081
Total Health Care		46,970,807
Hotels - 5.2%
Chesapeake Lodging Trust	69,480	1,711,292
Hospitality Properties Trust	65,230	1,669,236
Host Hotels & Resorts, Inc.	727,570	11,510,157
MGM Growth Properties LLC, Class A*	27,960	617,077
Sunstone Hotel Investors, Inc.	275,909	3,534,394
Total Hotels		19,042,156
Office Properties - 12.1%
Boston Properties, Inc.	86,300	11,120,618
Columbia Property Trust, Inc.	70,580	1,573,934

	Shares	Value
Corporate Office Properties Trust	125,890	$3,232,855
Douglas Emmett, Inc.	95,640	3,103,518
Empire State Realty Trust, Inc., Class A	358,010	6,626,765
Equity Commonwealth*	70,970	1,980,773
Highwoods Properties, Inc.	140,970	6,587,528
Hudson Pacific Properties, Inc.	133,770	3,912,772
Kilroy Realty Corp.	50,450	3,269,664
SL Green Realty Corp.	31,400	3,299,512
Total Office Properties		44,707,939
Regional Malls - 13.7%
CBL & Associates Properties, Inc.	108,462	1,266,836
General Growth Properties, Inc.	406,120	11,383,544
The Macerich Co.	96,600	7,349,328
Simon Property Group, Inc.	135,230	27,204,219
Taubman Centers, Inc.	47,930	3,328,738
Total Regional Malls		50,532,665
Shopping Centers - 10.1%
Equity One, Inc.	259,210	7,335,643
Federal Realty Investment Trust	27,210	4,138,097
Kimco Realty Corp.	286,570	8,058,348
Ramco-Gershenson Properties Trust	106,000	1,877,260
Regency Centers Corp.	65,430	4,822,191
Urban Edge Properties	162,440	4,213,694
Weingarten Realty Investors	184,090	6,796,603
Total Shopping Centers		37,241,836
Single Tenant - 1.2%
National Retail Properties, Inc.	32,080	1,403,821
STORE Capital Corp.	117,989	3,028,778
Total Single Tenant		4,432,599
Storage - 9.1%
CubeSmart	214,610	6,354,602
Public Storage	94,600	23,159,026
Sovran Self Storage, Inc.	36,150	3,839,853
Total Storage		33,353,481
Warehouse/Industrials - 6.9%
CyrusOne, Inc.	167,830	7,406,338
First Industrial Realty Trust, Inc.	159,110	3,649,983
Prologis, Inc.	245,380	11,142,706
QTS Realty Trust, Inc., Class A	69,220	3,351,632
Total Warehouse/Industrials		25,550,659
Total REITs (cost $336,443,451)		362,538,847

The accompanying notes are an integral part of these financial statements.

AMG Managers Real Estate Securities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 2.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37% (cost $7,736,693)	7,736,693	$7,736,693

Value
Total Investments - 100.5% (cost $344,180,144)	$370,275,540
Other Assets, less Liabilities - (0.5)%	(1,876,301)
Net Assets - 100.0%	$368,399,239

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond Fund

Fund Snapshots (unaudited)

April 30, 2016

PORTFOLIO BREAKDOWN

Category	AMG GW&K Core Bond Fund*	Barclays U.S. Aggregate Bond Index®
U.S. Government and Agency Obligations	51.0%	39.1%
Corporate Bonds and Notes	42.3%	25.0%
Municipal Bonds	5.9%	0.0%
Mortgage-Backed Securities	0.0%	29.9%
Foreign Government and Agency Obligations	0.0%	5.5%
Asset-Backed Securities	0.0%	0.5%
Other Assets and Liabilities	0.8%	0.0%

*	As a percentage of net assets.

	AMG GW&K	Barclays U.S.
	Core Bond	Aggregate
Rating	Fund***	Bond Index®
U.S. Government & Agency Obligations	51.4%	67.2%
Aaa	0.0%	4.8%
Aa	9.6%	3.6%
A	16.8%	11.2%
Baa	22.2%	13.2%

***	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

% of Net
Security Name	Assets
U.S. Treasury Bonds, 6.250%, 08/15/23**	6.4%
U.S. Treasury Notes, 2.000%, 11/30/22	4.5
U.S. Treasury Notes, 2.250%, 11/15/24**	4.0
FNMA, 4.500%, 06/01/41**	2.7
FNMA, 4.500%, 04/01/39**	2.5
FNMA, 4.500%, 04/01/39**	2.5
FNMA, 5.000%, 02/01/34**	2.5
FHLMC Gold Pool, 3.500%, 11/01/25**	2.5
FNMA, 5.500%, 08/01/37**	2.5
FNMA, 5.500%, 07/01/40**	2.4

Top Ten as a Group	32.5%

** Top Ten Holdings as of October 31, 2015.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Core Bond Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Principal Amount	Value
Corporate Bonds and Notes - 42.3%
Financials - 13.6%
Bank of America Corp., MTN, 5.625%, 07/01/20	$5,607,000	$6,306,692
Berkshire Hathaway, Inc., 3.125%, 03/15/26	6,520,000	6,798,176
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	5,468,000	6,714,064
JPMorgan Chase & Co., Series S, 6.750%, 01/29/49[4,5]	4,038,000	4,472,489
Morgan Stanley, GMTN, 5.500%, 07/28/21	5,775,000	6,568,167
National Rural Utilities Cooperative Finance Corp., MTN, 3.250%, 11/01/25	4,342,000	4,581,817
US Bancorp, MTN, 2.950%, 07/15/22	8,615,000	8,882,410
Visa, Inc., 3.150%, 12/14/25	4,355,000	4,571,500
Wells Fargo & Co., Series U, 5.875%, 12/29/49[4,5]	4,210,000	4,502,069
Weyerhaeuser Co., 7.375%, 03/15/32	5,212,000	6,504,149
Total Financials		59,901,533
Industrials - 28.7%
AbbVie, Inc., 3.200%, 11/06/22	4,351,000	4,498,125
Actavis Funding SCS, 3.800%, 03/15/25	4,497,000	4,625,389
Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	6,561,000	6,924,256
Apple, Inc., 2.850%, 02/23/23	6,565,000	6,779,551
Automatic Data Processing, Inc., 3.375%, 09/15/25	6,403,000	6,888,303
BorgWarner, Inc., 3.375%, 03/15/25	6,721,000	6,647,587
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	3,621,000	4,694,728
CF Industries, Inc., 7.125%, 05/01/20	7,447,000	8,563,797
Comcast Corp., 7.050%, 03/15/33	2,487,000	3,436,348
eBay, Inc., 3.800%, 03/09/22	4,399,000	4,605,757
Ford Motor Co., 7.450%, 07/16/31	5,624,000	7,482,310
Georgia-Pacific LLC, 8.000%, 01/15/24	5,055,000	6,600,152
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	4,135,000	4,363,070
McDonald’s Corp., MTN, 3.700%, 01/30/26	3,477,000	3,730,578
Medtronic, Inc., 3.500%, 03/15/25	4,288,000	4,604,523
Mohawk Industries, Inc., 3.850%, 02/01/23	4,302,000	4,449,214
Newell Brands, Inc., 3.850%, 04/01/23	4,405,000	4,612,779
Omnicom Group, Inc., 3.600%, 04/15/26	4,365,000	4,553,900
Owens Corning, 4.200%, 12/15/22	4,275,000	4,404,255
PepsiCo, Inc., 3.100%, 07/17/22	6,376,000	6,797,026
Rogers Communications, Inc., 3.625%, 12/15/25	4,383,000	4,652,826
Tyson Foods, Inc., 4.875%, 08/15/34	4,285,000	4,717,519
Verizon Communications, Inc., 5.150%, 09/15/23	6,430,000	7,406,614
Total Industrials		126,038,607
Total Corporate Bonds and Notes (cost $182,759,185)		185,940,140

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 5.9%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	$5,775,000	$8,961,472
Los Angeles Unified School District, 5.750%, 07/01/34	5,355,000	6,780,876
Metropolitan Transportation Authority Revenue, Build America Bonds, 6.687%, 11/15/40	3,360,000	4,592,918
New Jersey Transportation Trust Fund Authority Revenue, Build America Bonds, Series C, 5.754%, 12/15/28	4,160,000	4,362,301
Ohio Jobs Beverage System Statewide Revenue Bonds, Taxable Series B, 4.532%, 01/01/35	1,065,000	1,171,138
Total Municipal Bonds (cost $25,132,581)		25,868,705
U.S. Government and Agency Obligations - 51.0%
Federal Home Loan Mortgage Corporation - 7.2%
FHLMC Gold Pool,
3.500%, 11/01/25	10,197,334	10,904,669
4.000%, 05/01/26	417,988	446,436
5.000%, 06/01/41 to 07/01/44	18,502,909	20,597,319
Total Federal Home Loan Mortgage Corporation		31,948,424
Federal National Mortgage Association - 26.3%
FNMA,
3.500%, 07/01/28	5,618,193	5,978,246
4.000%, 01/01/29 to 08/01/43	14,515,038	15,522,438
4.500%, 04/01/39 to 06/01/41	35,786,238	39,355,334
5.000%, 02/01/34 to 08/01/40	20,779,854	23,100,209
5.500%, 08/01/37 to 10/01/41	27,911,852	31,617,041
Total Federal National Mortgage Association		115,573,268
U.S. Government Obligations - 17.5%
U.S. Treasury Bonds,
3.500%, 02/15/39	3,104,000	3,666,237
4.500%, 02/15/36	1,800,000	2,449,265
6.250%, 08/15/23	21,261,000	28,099,813
U.S. Treasury Notes,
2.000%, 11/30/22	19,055,000	19,574,554
2.125%, 09/30/21	5,338,000	5,545,264
2.250%, 11/15/24	16,830,000	17,503,856
Total U.S. Government Obligations		76,838,989
Total U.S. Government and Agency Obligations (cost $222,119,408)		224,360,681

	Shares
Other Investment Companies - 5.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37% (cost $24,129,303)	24,129,303	24,129,303
Total Investments - 104.7% (cost $454,140,477)		460,298,829
Other Assets, less Liabilities - (4.7)%		(20,601,439)
Net Assets - 100.0%		$439,697,390

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Frontier Small Cap Growth Fund	$20,506,538	$5,231,386	$(1,962,798)	$3,268,588
AMG TimesSquare All Cap Growth Fund	51,449,371	4,945,869	(992,101)	3,953,768
AMG Managers Emerging Opportunities Fund	136,424,776	29,521,424	(7,661,067)	21,860,357
AMG Managers Real Estate Securities Fund	345,846,184	30,409,302	(5,979,946)	24,429,356
AMG GW&K Core Bond Fund	454,597,082	7,086,340	(1,384,593)	5,701,747

*	Non-income producing security.
#	Rounds to less than 0.05%.
[1]	Some or all of these securities were out on loan to various brokers as of April 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Frontier Small Cap Growth Fund	$2,339,385	11.1%
AMG TimesSquare All Cap Growth Fund	5,275,397	10.5%
AMG Managers Emerging Opportunities Fund	11,514,991	7.9%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Variable Rate Security. The rate listed is as of April 30, 2016, and is periodically reset subject to terms and conditions set forth in the debenture.
[5]	Perpetuity Bond. The date shown is the final call date.

As of April 30, 2016, the securities in the AMG Managers Real Estate Securities Fund were all valued using Level 1 inputs. For a detailed breakout of the REITs by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of April 30, 2016: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks†	$20,287,969	—	—	$20,287,969
Short-Term Investments
Repurchase Agreements	—	$2,460,184	—	2,460,184
Other Investment Companies	1,026,973	—	—	1,026,973

Total Investments in Securities	$21,314,942	$2,460,184	—	$23,775,126

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare All Cap Growth Fund
Investments in Securities
Common Stocks†	$48,958,775	—	—	$48,958,775
Short-Term Investments
Repurchase Agreements	—	$5,440,328	—	5,440,328
Other Investment Companies	1,004,036	—	—	1,004,036

Total Investments in Securities	$49,962,811	$5,440,328	—	$55,403,139

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Emerging Opportunities Fund
Investments in Securities
Common Stocks†	$140,951,581	—	—	$140,951,581
Exchange Traded Funds	100,875	—	—	100,875
Warrants	—	—	—	—
Short-Term Investments
Repurchase Agreements	—	$12,008,707	—	12,008,707
Other Investment Companies	5,223,970	—	—	5,223,970

Total Investments in Securities	$146,276,426	$12,008,707	—	$158,285,133

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Core Bond Fund
Investments in Securities
Corporate Bonds and Notes††	—	$185,940,140	—	$185,940,140
Municipal Bonds	—	25,868,705	—	25,868,705
U.S. Government and Agency Obligations††	—	224,360,681	—	224,360,681
Other Investment Companies	$24,129,303	—	—	24,129,303

Total Investments in Securities	$24,129,303	$436,169,526	—	$460,298,829

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the AMG GW&K Core Bond Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of April 30, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF: Exchange Traded Fund

FHLMC: Federal Home Loan Mortgage Corporation

FNMA: Federal National Mortgage Association

MTN: Medium-Term Note

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2016

	AMG Frontier Small Cap Growth Fund	AMG TimesSquare All Cap Growth Fund	AMG Managers Emerging Opportunities Fund
Assets:
Investments at value* (including securities on loan valued at $2,339,385, $5,275,397 and $11,514,991, respectively)	$21,314,942	$49,962,811	$146,276,426
Repurchase Agreements at value**	2,460,184	5,440,328	12,008,707
Receivable for investments sold	125,528	337,066	2,194,041
Dividends, interest and other receivables	2,514	5,533	45,438
Receivable from affiliate	7,054	16,009	25,909
Receivable for Fund shares sold	—	109,075	11,882
Prepaid expenses	19,262	12,794	15,792
Total assets	23,929,484	55,883,616	160,578,195
Liabilities:
Payable upon return of securities loaned	2,460,184	5,440,328	12,008,707
Payable for investments purchased	314,726	251,386	2,302,715
Payable for Fund shares repurchased	2,499	41,157	87,238
Accrued expenses:
Investment advisory and management fees	17,463	30,902	119,174
Administrative fees	—	10,300	29,794
Shareholder servicing fees - Investor Class	30	56	—
Shareholder servicing fees - Service Class	2,200	2,172	25,083
Distribution fees - Investor Class	29	56	—
Trustees fees and expenses	601	947	3,309
Other	26,914	30,067	57,069
Total liabilities	2,824,646	5,807,371	14,633,089
Net Assets	$21,104,838	$50,076,245	$145,945,106
Net Assets Represent:
Paid-in capital	$18,830,270	$45,369,336	$131,759,167
Undistributed net investment income (distributions in excess of income)	(31,734)	16,889	(202,913)
Accumulated net realized gain (loss) from investments	(1,839,260)	599,630	(10,617,631)
Net unrealized appreciation of investments	4,145,562	4,090,390	25,006,483
Net Assets	$21,104,838	$50,076,245	$145,945,106
Investor Class:
Net Assets	$142,327	$273,327	n/a
Shares outstanding	14,508	19,593	n/a
Net asset value, offering and redemption price per share	$9.81	$13.95	n/a
Service Class:
Net Assets	$10,612,033	$26,364,212	$122,633,305
Shares outstanding	1,065,281	1,850,324	3,571,792
Net asset value, offering and redemption price per share	$9.96	$14.25	$34.33
Institutional Class:
Net Assets	$10,350,478	$23,438,706	$23,311,801
Shares outstanding	1,023,665	1,648,104	674,248
Net asset value, offering and redemption price per share	$10.11	$14.22	$34.57
* Investments at cost	$17,169,380	$45,872,421	$121,269,943
** Repurchase agreements at cost	$2,460,184	$5,440,328	$12,008,707

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Real Estate Securities Fund	AMG GW&K Core Bond Fund
Assets:
Investments at value*	$370,275,540	$460,298,829
Receivable for investments sold	3,840,575	—
Dividends, interest and other receivables	103,243	3,581,509
Receivable from affiliate	—	44,136
Receivable for Fund shares sold	3,677,727	96,531
Prepaid expenses	18,391	21,755
Total assets	377,915,476	464,042,760
Liabilities:
Payable for investments purchased	8,120,013	23,332,381
Payable for Fund shares repurchased	1,008,762	674,731
Accrued expenses:
Investment advisory and management fees	180,621	108,629
Administrative fees	75,259	72,420
Shareholder servicing fees	75,259	—
Shareholder servicing fees - Investor Class	—	20
Shareholder servicing fees - Service Class	—	25,034
Distribution fees - Investor Class	—	34
Trustees fees and expenses	6,400	11,892
Other	49,923	120,229
Total liabilities	9,516,237	24,345,370
Net Assets	$368,399,239	$439,697,390
Net Assets Represent:
Paid-in capital	$323,976,373	$437,612,814
Undistributed net investment income	3,169,838	233,974
Accumulated net realized gain (loss) from investments	13,717,968	(4,307,750)
Net unrealized appreciation of investments	27,535,060	6,158,352
Net Assets	$368,399,239	$439,697,390
Shares outstanding	31,724,155	N/A
Net asset value, offering and redemption price per share	$11.61	N/A
Investor Class:
Net Assets	N/A	$173,517
Shares outstanding	N/A	17,003
Net asset value, offering and redemption price per share	N/A	$10.21
Service Class:
Net Assets	N/A	$434,212,991
Shares outstanding	N/A	42,522,866
Net asset value, offering and redemption price per share	N/A	$10.21
Institutional Class:
Net Assets	N/A	$5,310,882
Shares outstanding	N/A	520,353
Net asset value, offering and redemption price per share	N/A	$10.21
* Investments at cost	$344,180,144	$454,140,477

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended April 30, 2016

	AMG Frontier Small Cap Growth Fund	AMG TimesSquare All Cap Growth Fund	AMG Managers Emerging Opportunities Fund	AMG Managers Real Estate Securities Fund	AMG GW&K Core Bond Fund
Investment Income:
Dividend income	$97,388 [1]	$242,676 [2]	$700,238 [3]	$8,203,136 [4]	$14,229
Interest income	—	—	134	131	6,210,537
Securities lending income	12,595	11,180	160,350	—	—
Miscellaneous income	—	—	905	2,266	2,718
Total investment income	109,983	253,856	861,627	8,205,533	6,227,484
Expenses:
Investment advisory and management fees	121,101	176,374	759,518	1,042,236	714,027
Administrative fees	—	58,791	189,879	434,265	476,018
Distribution fees - Investor Class	194	375	—	—	170
Shareholder servicing fees - Service Class	14,006	13,849	158,729	—	164,936
Shareholder servicing fees - Investor Class	194	375	—	—	102
Shareholder servicing fees	—	—	—	434,265	—
Registration fees	17,104	16,408	13,682	10,700	14,676
Professional fees	14,315	14,981	19,561	35,193	59,650
Custodian fees	10,216	3,847	38,350	12,365	23,449
Transfer agent fees	4,103	8,922	17,907	15,378	55,933
Reports to shareholders	2,868	5,322	11,548	34,639	41,952
Trustees fees and expenses	1,017	1,674	5,935	11,399	19,417
Miscellaneous	1,195	2,127	3,052	5,317	9,249
Total expenses before offsets/reductions	186,313	303,045	1,218,161	2,035,757	1,579,579
Expense reimbursements	(44,596)	(101,706)	(162,624)	—	(271,927)
Expense reductions	—	(6,939)	(23,769)	(14,293)	—
Net expenses	141,717	194,400	1,031,768	2,021,464	1,307,652
Net investment income (loss)	(31,734)	59,456	(170,141)	6,184,069	4,919,832
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(962,406)	736,306	(7,470,789)	14,675,045	(3,849,159)
Net change in unrealized appreciation (depreciation) of investments	(1,174,954)	(3,495,732)	(1,427,019)	(4,164,412)	13,460,051
Net realized and unrealized gain (loss)	(2,137,360)	(2,759,426)	(8,897,808)	10,510,633	9,610,892
Net increase (decrease) in net assets resulting from operations	$(2,169,094)	$(2,699,970)	$(9,067,949)	$16,694,702	$14,530,724

[1]	Includes non-recurring dividends of $28,818.
[2]	Includes non-recurring dividends of $29,696.
[3]	Includes non-recurring dividends of $149,889.
[4]	Includes non-recurring dividends of $1,990,407.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2016 (unaudited) and the fiscal year ended October 31, 2015

	AMG Frontier		AMG TimesSquare All		AMG Managers Emerging
	Small Cap Growth Fund		Cap Growth Fund		Opportunities Fund
	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment gain (loss)	$(31,734)	$(131,761)	$59,456	$(4,732)	$(170,141)	$(1,014,639)
Net realized gain (loss) on investments	(962,406)	5,961,808	736,306	2,968,003	(7,470,789)	20,184,413
Net change in unrealized appreciation (depreciation) of investments	(1,174,954)	(6,262,262)	(3,495,732)	(277,059)	(1,427,019)	(23,639,257)
Net increase (decrease) in net assets resulting from operations	(2,169,094)	(432,215)	(2,699,970)	2,686,212	(9,067,949)	(4,469,483)
Distributions to Shareholders:
From net investment income:
Investor Class	—	—	—	—	—	—
Service Class	—	—	(1,831)	(18,354)	—	—
Institutional Class	—	—	(12,265)	(5,352)	(33,488)	—
From net realized gain on investments:
Investor Class	(39,181)	(160,440)	(25,370)	(21,941)	—	—
Service Class	(2,718,707)	(6,794,785)	(2,205,616)	(2,931,374)	(15,729,753)	(18,810,876)
Institutional Class	(3,460,083)	(9,202,305)	(789,204)	(321,056)	(3,402,361)	(3,864,439)
Total distributions to shareholders	(6,217,971)	(16,157,530)	(3,034,286)	(3,298,077)	(19,165,602)	(22,675,315)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	275,351	9,529,111	3,732,023	13,748,922	(2,911,808)	(444,065)
Total increase (decrease) in net assets	(8,111,714)	(7,060,634)	(2,002,233)	13,137,057	(31,145,359)	(27,588,863)
Net Assets:
Beginning of period	29,216,552	36,277,186	52,078,478	38,941,421	177,090,465	204,679,328
End of period	$21,104,838	$29,216,552	$50,076,245	$52,078,478	$145,945,106	$177,090,465
End of period Undistributed net investment income (distributions in excess of income)	$(31,734)	—	$16,889	$(28,471)	$(202,913)	$716

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2016 (unaudited) and the fiscal year ended October 31, 2015

	AMG Managers Real		AMG GW&K Core
	Estate Securities Fund		Bond Fund
	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$6,184,069	$4,516,587	$4,919,832	$11,608,651
Net realized gain (loss) on investments	14,675,045	31,657,902	(3,849,159)	29,668,003
Net change in unrealized appreciation (depreciation) of investments	(4,164,412)	(12,476,535)	13,460,051	(35,539,366)
Net increase in net assets resulting from operations	16,694,702	23,697,954	14,530,724	5,737,288
Distributions to Shareholders:
From net investment income
Single Class Fund	(3,014,231)	(5,877,674)	—	—
Investor Class	—	—	(1,123)	(915)
Service Class	—	—	(4,632,630)	(23,460,521)
Institutional Class	—	—	(52,105)	(45,135)
From net realized gain on investments
Single Class Fund	(30,833,694)	(10,367,813)	—	—
Investor Class	—	—	(2,907)	—
Service Class	—	—	(11,341,059)	(24,637,228)
Institutional Class	—	—	(117,591)	—
Total distributions to shareholders	(33,847,925)	(16,245,487)	(16,147,415)	(48,143,799)
Capital Share Transactions:[1]
Net increase from capital share transactions	35,374,559	26,767,933	(135,810,755)	(323,424,795)
Total increase in net assets	18,221,336	34,220,400	(137,427,446)	(365,831,306)
Net Assets:
Beginning of period	350,177,903	315,957,503	577,124,836	942,956,142
End of period	$368,399,239	$350,177,903	$439,697,390	$577,124,836
End of period undistributed net investment income	$3,169,838	—	$233,974	—

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Frontier Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2016	For the fiscal years ended October 31,
Investor Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.57	$25.12	$26.26	$18.81	$17.90	$16.70
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.03)[19]	(0.12)	(0.21)[4]	(0.14)[5]	(0.13)[6]	(0.16)
Net realized and unrealized gain on investments	(0.73)	0.19	2.05	7.59	1.04	1.36
Total income (loss) from investment operations	(0.76)	0.07	1.84	7.45	0.91	1.20
Distributions to Shareholders from:
Net realized gain on investments	(3.00)	(11.62)	(2.98)	—	—	—
Net Asset Value, End of Period	$9.81	$13.57	$25.12	$26.26	$18.81	$17.90
Total Return[2]	(7.53)%[14]	(3.06)%[8]	7.24%[8]	39.61%	5.08%	7.19%
Ratio of net expenses to average net assets (with offsets/reductions)	1.55%[15]	1.55%	1.55%	1.58%[7]	1.55%	1.55%
Ratio of expenses to average net assets (with offsets)	1.55%[15]	1.55%	1.55%	1.58%[7]	1.55%	1.55%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.92%[15]	1.81%	1.74%	1.65%[7]	1.65%	1.72%
Ratio of net investment loss to average net assets[2]	(0.64)%[15]	(0.76)%	(0.86)%	(0.64)%[7]	(0.70)%	(0.86)%
Portfolio turnover	33%[14]	99%	63%	65%	38%	44%
Net assets at end of period (000’s omitted)	$142	$179	$365	$366	$474	$563

	For the six months ended April 30, 2016	For the fiscal years ended October 31,
Service Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.76	$25.40	$26.48	$18.92	$17.96	$16.72
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.02)[19]	(0.08)	(0.15)[4]	(0.10)[5]	(0.09)[6]	(0.12)
Net realized and unrealized gain on investments	(0.74)	0.20	2.08	7.66	1.05	1.36
Total income (loss) from investment operations	(0.76)	0.12	1.93	7.56	0.96	1.24
Distributions to Shareholders from:
Net realized gain on investments	(3.04)	(11.76)	(3.01)	—	—	—
Net Asset Value, End of Period	$9.96	$13.76	$25.40	$26.48	$18.92	$17.96
Total Return[2]	(7.42)%[14]	(2.78)%[8]	7.54%[8]	39.96%[8]	5.35%[8]	7.42%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.30%[15]	1.28%	1.28%	1.33%[7]	1.30%	1.30%
Ratio of expenses to average net assets (with offsets)	1.30%[15]	1.28%	1.28%	1.33%[7]	1.30%	1.30%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.67%[15]	1.55%	1.47%	1.40%[7]	1.40%	1.47%
Ratio of net investment loss to average net assets[2]	(0.38)%[15]	(0.51)%	(0.59)%	(0.43)%[7]	(0.48)%	(0.63)%
Portfolio turnover	33%[14]	99%	63%	65%	38%	44%
Net assets at end of period (000’s omitted)	$10,612	$12,671	$14,842	$15,273	$12,664	$18,199

AMG Frontier Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2016	For the fiscal years ended October 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.95	$25.69	$26.72	$19.04	$18.03	$16.74
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)[19]	(0.05)	(0.09)[4]	(0.04)[5]	(0.04)[6]	(0.08)
Net realized and unrealized gain on investments	(0.74)	0.21	2.10	7.72	1.05	1.37
Total income (loss) from investment operations	(0.75)	0.16	2.01	7.68	1.01	1.29
Distributions to Shareholders from:
Net realized gain on investments	(3.09)	(11.90)	(3.04)	—	—	—
Net Asset Value, End of Period	$10.11	$13.95	$25.69	$26.72	$19.04	$18.03
Total Return[2]	(7.30)%[14]	(2.55)%[8]	7.78%[8]	40.34%	5.60%	7.71%
Ratio of net expenses to average net assets (with offsets/reductions)	1.05%[15]	1.05%	1.05%	1.08%[7]	1.05%	1.05%
Ratio of expenses to average net assets (with offsets)	1.05%[15]	1.05%	1.05%	1.08%[7]	1.05%	1.05%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.42%[15]	1.32%	1.24%	1.15%[7]	1.15%	1.22%
Ratio of net investment loss to average net assets[2]	(0.15)%[15]	(0.28)%	(0.34)%	(0.17)%[7]	(0.20)%	(0.41)%
Portfolio turnover	33%[14]	99%	63%	65%	38%	44%
Net assets at end of period (000’s omitted)	$10,350	$16,366	$21,070	$58,117	$73,762	$77,217

AMG TimesSquare All Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2016	For the fiscal years ended October 31,
Investor Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.30	$16.68	$16.60	$12.75	$11.02	$10.93
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.01)[19]	0.02	(0.08)	(0.02)[9]	(0.02)[6]	(0.10)
Net realized and unrealized gain on investments	(1.16)	1.21	1.92	3.89	1.75	0.19
Total income (loss) from investment operations	(1.17)	1.23	1.84	3.87	1.73	0.09
Distributions to Shareholders from:
Net investment income	—	—	—	(0.02)	—	(0.00)#
Net realized gain on investments	(1.18)	(1.61)	(1.76)	—	—	—
Total distributions to shareholders	(1.18)	(1.61)	(1.76)	(0.02)	—	(0.00)#
Net Asset Value, End of Period	$13.95	$16.30	$16.68	$16.60	$12.75	$11.02
Total Return[2]	(7.55)%[8,14]	7.78%[8]	11.59%	30.41%	15.70%	0.84%
Ratio of net expenses to average net assets (with offsets/reductions)	1.28%[15]	1.28%	1.25%	1.30%[10]	1.17%	1.11%
Ratio of expenses to average net assets (with offsets)	1.30%[15]	1.29%	1.28%	1.32%[10]	1.19%	1.19%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.74%[15]	1.75%	1.79%	1.85%[10]	1.80%	2.04%
Ratio of net investment income (loss) to average net assets[2]	(0.18)%[15]	0.09%	(0.52)%	(0.17)%[10]	(0.14)%	(0.86)%
Portfolio turnover	71%[14]	141%	94%	102%	87%	102%
Net assets at end of period (000’s omitted)	$273	$354	$5,417	$5,046	$3,608	$2,465

	For the six months ended April 30, 2016	For the fiscal years ended October 31,
Service Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.62	$16.95	$16.80	$12.88	$11.10	$10.94
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.02 [19]	(0.00)#	(0.02)	0.03 [9]	0.01 [6]	(0.02)
Net realized and unrealized gain on investments	(1.19)	1.33	1.95	3.93	1.77	0.18
Total income (loss) from investment operations	(1.17)	1.33	1.93	3.96	1.78	0.16
Distributions to Shareholders from:
Net investment income	—	(0.01)	—	(0.04)	—	—
Net realized gain on investments	(1.20)	(1.65)	(1.78)	—	—	—
Total distributions to shareholders	(1.20)	(1.66)	(1.78)	(0.04)	—	—
Net Asset Value, End of Period	$14.25	$16.62	$16.95	$16.80	$12.88	$11.10
Total Return[2]	(7.38)%[14]	8.24%	12.04%	30.88%	16.04%[8]	1.46%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.88%[15]	0.88%	0.86%	0.90%[10]	0.96%	0.96%
Ratio of expenses to average net assets (with offsets)	0.90%[15]	0.89%	0.89%	0.92%[10]	0.98%	1.04%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.33%[15]	1.35%	1.40%	1.45%[10]	1.59%	1.89%
Ratio of net investment income (loss) to average net assets[2]	0.21%[15]	(0.02)%	(0.13)%	0.23%[10]	0.09%	(0.17)%
Portfolio turnover	71%[14]	141%	94%	102%	87%	102%
Net assets at end of period (000’s omitted)	$26,364	$30,743	$30,198	$28,281	$19,498	$18,321

AMG TimesSquare All Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2016	For the fiscal years ended October 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.60	$16.93	$16.77	$12.87	$11.07	$10.94
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.02 [19]	(0.00)#	(0.01)	0.05 [9]	0.03 [6]	0.00 #
Net realized and unrealized gain on investments	(1.18)	1.34	1.95	3.92	1.77	0.13
Total income from investment operations	(1.16)	1.34	1.94	3.97	1.80	0.13
Distributions to Shareholders from:
Net investment income	(0.02)	(0.03)	—	(0.07)	—	(0.00)#
Net realized gain on investments	(1.20)	(1.64)	(1.78)	—	—	—
Total distributions to shareholders	(1.22)	(1.67)	(1.78)	(0.07)	—	(0.00)#
Net Asset Value, End of Period	$14.22	$16.60	$16.93	$16.77	$12.87	$11.07
Total Return[2]	(7.35)%[14]	8.36%	12.10%[8]	31.00%[8]	16.26%	1.23%
Ratio of net expenses to average net assets (with offsets/reductions)	0.78%[15]	0.78%	0.76%	0.80%[10]	0.77%	0.71%
Ratio of expenses to average net assets (with offsets)	0.79%[15]	0.79%	0.79%	0.82%[10]	0.79%	0.79%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.22%[15]	1.25%	1.30%	1.35%[10]	1.40%	1.64%
Ratio of net investment income (loss) to average net assets[2]	0.32%[15]	(0.01)%	(0.04)%	0.35%[10]	0.26%	0.03%
Portfolio turnover	71%[14]	141%	94%	102%	87%	102%
Net assets at end of period (000’s omitted)	$23,439	$20,982	$3,327	$2,965	$2,279	$1,982

AMG Managers Emerging Opportunities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2016	For the fiscal years ended October 31,
Service Class†	(unaudited)	2015	2014	2013	2012		2011
Net Asset Value, Beginning of Period	$40.76	$47.11	$51.19	$37.26	$36.03		$33.42
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.05)[19]	(0.24)[16]	(0.29)[4]	(0.14)[5]	(0.23)		(0.27)
Net realized and unrealized gain (loss) on investments	(1.86)	(0.79)	3.01	16.99	4.12		2.88
Total income (loss) from investment operations	(1.91)	(1.03)	2.72	16.85	3.89		2.61
Distributions to Shareholders from:
Net investment income	—	—	—	(0.07)	—		—
Net realized gain on investments	(4.52)	(5.32)	(6.80)	(2.85)	(2.66)		—
Total distributions to shareholders	(4.52)	(5.32)	(6.80)	(2.92)	(2.66)		—
Net Asset Value, End of Period	$34.33	$40.76	$47.11	$51.19	$37.26		$36.03
Total Return[2]	(5.13)%[14]	(3.01)%	5.09%	49.00%	11.55	%†††	7.78%
Ratio of net expenses to average net assets (with offsets/reductions)	1.41%[15]	1.42%	1.41%[11]	1.44%[12]	1.41%		1.41%
Ratio of expenses to average net assets (with offsets)	1.43%[15]	1.42%	1.44%[11]	1.45%[12]	1.43%		1.43%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.64%[15]	1.61%	1.61%[11]	1.65%[12]	1.68%		1.66%
Ratio of net investment loss to average net assets[2]	(0.27)%[15]	(0.55)%	(0.61)%[11]	(0.33)%[12]	(0.62)%		(0.73)%
Portfolio turnover	38%[14]	89%	98%	96%	64%		85%
Net assets at end of period (000’s omitted)	$122,633	$145,980	$169,398	$172,959	$110,732		$113,742

AMG Managers Emerging Opportunities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2016		For the fiscal years ended October 31,					For the fiscal period October 1, 2011 through
Institutional Class††	(unaudited)		2015	2014	2013	2012		October 31, 2011
Net Asset Value, Beginning of Period	$41.05		$47.32	$51.31	$37.37	$36.03		$31.02
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.00	)#,19	(0.13)[16]	(0.17)[4]	(0.03)[5]	(0.13)		(0.01)
Net realized and unrealized gain (loss) on investments	(1.89)		(0.80)	3.00	16.99	4.13		5.02
Total income (loss) from investment operations	(1.89)		(0.93)	2.83	16.96	4.00		5.01
Distributions to Shareholders from:
Net investment income	(0.04)		—	—	(0.17)	—		—
Net realized gain on investments	(4.55)		(5.34)	(6.82)	(2.85)	(2.66)		—
Total distributions to shareholders	(4.59)		(5.34)	(6.82)	(3.02)	(2.66)		—
Net Asset Value, End of Period	$34.57		$41.05	$47.32	$51.31	$37.37		$36.03
Total Return[2]	(5.02)%[8,14]		(2.76)%	5.33%	49.36%	11.84	%†††	16.18%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.16%[15]		1.17%	1.16%[11]	1.19%[12]	1.16%		1.17%[15]
Ratio of expenses to average net assets (with offsets)	1.18%[15]		1.17%	1.19%[11]	1.20%[12]	1.18%		1.19%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.39%[15]		1.36%	1.36%[11]	1.40%[12]	1.43%		1.50%[15]
Ratio of net investment loss to average net assets[2]	(0.00	)%#,15	(0.30)%	(0.36)%[11]	(0.08)%[12]	(0.37)%		(0.42)%[15]
Portfolio turnover	38%[14]		89%	98%	96%	64%		85%
Net assets at end of period (000’s omitted)	$23,312		$31,111	$35,282	$44,089	$29,791		$31,735

AMG Managers Real Estate Securities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2016	For the fiscal years ended October 31,
	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.34	$12.03	$10.79	$10.07	$8.95	$8.12
Income from Investment Operations:
Net investment income[1,2]	0.20 [19]	0.16 [16]	0.14	0.11	0.09	0.06
Net realized and unrealized gain on investments	0.30	0.75	1.84	0.96	1.11	0.83
Total income from investment operations	0.50	0.91	1.98	1.07	1.20	0.89
Distributions to Shareholders from:
Net investment income	(0.10)	(0.21)	(0.13)	(0.10)	(0.08)	(0.06)
Net realized gain on investments	(1.13)	(0.39)	(0.61)	(0.25)	—	—
Total distributions to shareholders	(1.23)	(0.60)	(0.74)	(0.35)	(0.08)	(0.06)
Net Asset Value, End of Period	$11.61	$12.34	$12.03	$10.79	$10.07	$8.95
Total Return[2]	4.24%[14]	7.68%	19.88%	10.89%[8]	13.43%	11.06%
Ratio of net expenses to average net assets (with offsets/reductions)	1.17%[15]	1.16%	1.19%	1.26%[13]	1.26%	1.41%
Ratio of expenses to average net assets (with offsets)	1.17%[15]	1.17%	1.20%	1.27%[13]	1.27%	1.42%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.17%[15]	1.17%	1.20%	1.27%[13]	1.28%	1.48%
Ratio of net investment income to average net assets[2]	3.56%[15]	1.32%	1.27%	1.08%[13]	0.92%	0.69%
Portfolio turnover	40%[14]	61%	49%	86%	36%	75%
Net assets at end of period (000’s omitted)	$368,399	$350,178	$315,958	$212,626	$168,368	$55,568

AMG GW&K Core Bond Fund

Financial Highlights

For a share outstanding throughout each period

Investor Class	For the six months ended April 30, 2016 (unaudited)	For the period ended October 31, 2015*
Net Asset Value, Beginning of Period	$10.23	$10.39
Income from Investment Operations:
Net investment income[1,2]	0.07	0.08
Net realized and unrealized loss on investments	0.23	(0.16)
Total income (loss) from investment operations	0.30	(0.08)
Distributions to Shareholders from:
Net investment income	(0.08)	(0.08)
Net realized gain on investments	(0.24)	—
Total distributions to shareholders	(0.32)	(0.08)
Net Asset Value, End of Period	$10.21	$10.23
Total Return[2]	3.05%[14]	(0.76)%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.88%[15]	0.88%[15]
Ratio of expenses to average net assets (with offsets)	0.88%[15]	0.88%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.00%[15]	0.99%[15]
Ratio of net investment income to average net assets[2]	1.33%[15]	1.67%[15]
Portfolio turnover	25%[14]	175%[14]
Net assets at end of period (000’s omitted)	$174	$124

	For the six months ended April 31, 2016	For the fiscal years ended October 31,
Service Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.24	$10.87	$10.63	$11.14	$10.53	$11.24
Net investment income[2]	0.10 [1]	0.18 [1]	0.16 [1]	0.16 [1]	0.24 [1]	0.38
Net realized and unrealized gain (loss) on investments	0.21	(0.11)	0.22	(0.24)	0.72	(0.25)
Total income (loss) from investment operations	0.31	0.07	0.38	(0.08)	0.96	0.13
Distributions to Shareholders from:
Net investment income	(0.10)	(0.35)	(0.14)	(0.26)	(0.35)	(0.35)
Net realized gain on investments	(0.24)	(0.35)	—	(0.15)	—	(0.49)
Return of capital	—	—	—	(0.02)	—	—
Total distributions to shareholders	(0.34)	(0.70)	(0.14)	(0.43)	(0.35)	(0.84)
Net Asset Value, End of Period	$10.21	$10.24	$10.87	$10.63	$11.14	$10.53
Total Return[2]	3.12%[14]	0.68%	3.64%	(0.72)%	9.31%	1.45%
Ratio of net expenses to average net assets (with offsets and reductions)	0.55%[15]	0.56%	0.58%	0.61%[17]	0.58%	0.58%
Ratio of expenses to average net assets (with offsets)	0.55%[15]	0.56%	0.58%	0.61%[17]	0.58%	0.58%
Ratio of total expenses to average net assets (without offsets and reductions)[3]	0.66%[15]	0.67%	0.67%	0.70%[17]	0.70%	0.71%
Ratio of net investment income to average net assets[2]	2.07%[15]	1.70%	1.46%	1.45%[17]	2.22%	2.54%
Portfolio turnover	25%[14]	175%	177%	255%	375%	495%[18]
Net assets at end of period (000’s omitted)	$434,213	$572,110	$942,956	$1,243,510	$1,446,671	$1,239,141

AMG GW&K Core Bond Fund

Financial Highlights

For a share outstanding throughout each period

Institutional Class	For the six months ended April 30, 2016 (unaudited)	For the period ended October 31, 2015*
Net Asset Value, Beginning of Period	$10.23	$10.39
Income from Investment Operations:
Net investment income[1,2]	0.09	0.10
Net realized and unrealized loss on investments	0.23	(0.16)
Total income (loss) from investment operations	0.32	(0.06)
Distributions to Shareholders from:
Net investment income	(0.10)	(0.10)
Net realized gain on investments	(0.24)	—
Total distributions to shareholders	(0.34)	(0.10)
Net Asset Value, End of Period	$10.21	$10.23
Total Return[2]	3.25%[14]	(0.58)%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.48%[15]	0.48%[15]
Ratio of expenses to average net assets (with offsets)	0.48%[15]	0.48%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.59%[15]	0.59%[15]
Ratio of net investment income to average net assets[2]	1.74%[15]	2.05%[15]
Portfolio turnover	25%[14]	175%[14]
Net assets at end of period (000’s omitted)	$5,311	$4,891

Notes to Financial Highlights (unaudited)

#	Rounds to less than $0.01 per share or 0.01% or (0.01)%.
†	Effective October 1, 2011, existing shares of AMG Managers Emerging Opportunities Fund were reclassified and redesignated as Service Class shares.
††	As of the close of business on September 30, 2011, Managers Institutional Micro-Cap Fund (“Institutional Micro-Cap”) merged into AMG Managers Emerging Opportunities Fund. Each full and partial share of Institutional Micro-Cap was exchanged for shares in the new Institutional Class of AMG Managers Emerging Opportunities Fund in an equivalent dollar amount.
†††	Returns would have been lower if not for capital inflow resulting from market timing settlements.
*	Commencement of operations was May 8, 2015.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.22), $(0.16), and $(0.10) for AMG Frontier Small Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.33) and $(0.21) for AMG Managers Emerging Opportunities Fund’s Service Class and Institutional Class shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.20), $(0.17), and $(0.09) for AMG Frontier Small Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.31) and $(0.20) for AMG Managers Emerging Opportunities Fund’s Service Class and Institutional Class shares, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.16), $(0.12), and $(0.07) for AMG Frontier Small Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.03), $(0.01), and $0.02 for AMG TimesSquare All Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.026%, 0.026% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[8]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[9]	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $(0.05), $0.00, and $0.03 for AMG TimesSquare All Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.023%, 0.023% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Includes tax expense of $23,725 or 0.01%.
[12]	Includes non-routine extraordinary expenses amounting to 0.022% and 0.022% of average net assets for the Service Class and Institutional Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.027% of average net assets.
[14]	Not annualized.
[15]	Annualized
[16]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.30) and $(0.19) for AMG Managers Emerging Opportunities Fund’s Service Class and Institutional Class shares, respectively, and net investment income per share would have been $0.13 for AMG Real Estate Securities Fund.
[17]	Includes non-routine extraordinary expenses amounting to 0.025% of average net assets.
[18]	Turnover ratio includes TBA dollar roll transactions. Had the TBA transactions been excluded, the turnover ratio for the fiscal year ended 2011 would have been 411%.
[19]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.04), $(0.03), and $(0.02) for AMG Frontier Small Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, $(0.02), $0.01, and $0.01 for AMG TimesSquare All Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, $(0.08) and $(0.03) for AMG Managers Emerging Opportunities Fund’s Service Class and Institutional Class shares, respectively, and $0.13 for AMG Real Estate Securities Fund.

Notes to Financial Statements (unaudited)

April 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the AMG Frontier Small Cap Growth Fund (“Small Cap”), AMG TimesSquare All Cap Growth Fund (“All Cap Growth”), AMG Managers Emerging Opportunities Fund (“Emerging Opportunities”), AMG Managers Real Estate Securities Fund (“Real Estate Securities”) and AMG GW&K Core Bond Fund (“Core Bond”), each a “Fund” and collectively, the “Funds.”

Small Cap and All Cap Growth each offer three classes of shares: Investor Class, Service Class, and Institutional Class. Effective May 8, 2015, the Core Bond also began offering three classes of shares: Investor Class, Service Class and Institutional Class. Shares of Core Bond as of May 7, 2015, were redesignated as Service Class shares. Emerging Opportunities currently offers two classes of shares: Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Real Estate Securities is a non-diversified fund. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Effective February 28, 2015, the Trust’s Board of Trustees approved the appointment of GW&K Investment Management, LLC (“GWK”) as the subadvisor to the Core Bond Fund replacing Pacific Investment Management Company LLC. In conjunction with the Fund’s change in investment strategy and change in subadvisor, the Fund sold all open positions, including unwinding over-the-counter derivative positions, held as of February 28, 2015. Subsequently, the Fund purchased new investments within the Fund’s, and new subadvisor’s investment strategy.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

42

Notes to Financial Statements (continued)

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds based upon their relative average net assets or number of shareholders. For Small Cap, All Cap Growth, Emerging Opportunities and Core Bond Funds, investment income, realized and unrealized gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended April 30, 2016, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: All Cap Growth—$6,939 or 0.01%, Emerging Opportunities -$23,769 or 0.02% and Real Estate Securities—$14,293 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2016, the Funds’ custodian expenses were not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2016, the overdraft fees for Small Cap, All Cap Growth, Emerging Opportunities and Real Estate Securities equaled $35, $30, $16 and $80, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders

43

Notes to Financial Statements (continued)

are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences are due to a net operating loss and partnership investments. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Temporary differences are due to wash sales and mark-to-market on passive foreign investment companies. Permanent differences are due to a net operating loss, partnership investments equalization, currency gains and losses and inflation protected securities.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2015 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2016, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2016, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended April 30, 2016 (unaudited) and the fiscal year ended October 31, 2015, the capital stock transactions by class for the Small Cap, All Cap Growth, Emerging Opportunities, Core Bond and Real Estate Securities were:

	Small Cap				All Cap Growth
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	—	—	—	—	21	$300	10,584	$165,874
Reinvestment of distributions	3,645	$39,181	10,967	$160,440	1,599	23,530	1,398	21,941
Cost of shares repurchased	(2,347)	(22,640)	(12,277)	(192,991)	(3,741)	(50,156)	(315,089)	(5,334,288)

Net increase (decrease)	1,298	$16,541	(1,310)	$(32,551)	(2,121)	$(26,326)	(303,107)	$(5,146,473)

Service Class:
Proceeds from sale of shares	8,900	$89,026	42,791	$651,443	142,040	$2,024,703	504,700	$8,427,743
Reinvestment of distributions	246,253	2,686,627	448,945	6,644,386	146,967	2,207,447	185,168	2,949,727
Cost of shares repurchased	(110,631)	(1,210,585)	(155,390)	(2,420,094)	(288,434)	(4,140,900)	(621,768)	(10,348,924)

Net increase	144,522	$1,565,068	336,346	$4,875,735	573	$91,250	68,100	$1,028,546

Institutional Class:
Proceeds from sale of shares	11,955	$137,168	17,893	$300,334	1,050,462	$14,142,958	1,076,726	$18,037,900
Reinvestment of distributions	312,846	3,460,083	614,716	9,202,305	53,503	801,469	20,528	326,409
Costs of shares repurchased	(474,198)	(4,903,509)	(279,790)	(4,816,712)	(719,531)	(11,277,328)	(30,077)	(497,460)

Net increase (decrease)	(149,397)	$(1,306,258)	352,819	$4,685,927	384,434	$3,667,099	1,067,177	$17,866,849

Notes to Financial Statements (continued)

	Emerging Opportunities				Core Bond
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class*:	—	—	—	—
Proceeds from sale of shares	—	—	—	—	4,459	$45,000	12,057	$125,000
Reinvestment of distributions	—	—	—	—	405	4,030	89	915
Costs of shares repurchased	—	—	—	—	(7)	(73)	—	—

Net increase	—	—	—	—	4,857	$48,957	12,146	$125,915

Service Class**:
Proceeds from sale of shares	86,272	$3,017,034	197,011	$8,772,968	1,342,437	$13,509,239	3,954,392	$41,731,038
Reinvestment of distributions	434,339	15,527,623	423,995	18,626,107	1,543,498	15,380,514	4,305,556	44,557,354
Costs of shares repurchased	(529,985)	(18,406,947)	(635,639)	(28,317,054)	(16,252,118)	(165,174,988)	(39,114,592)	(414,771,685)

Net increase (decrease)	(9,374)	$137,710	(14,633)	$(917,979)	(13,366,183)	$(136,285,235)	(30,854,644)	$(328,483,293)

Institutional Class:
Proceeds from sale of shares	78,107	$2,679,166	42,380	$1,888,191	30,670	$309,890	485,932	$5,014,470
Reinvestment of distributions	93,687	3,369,928	86,690	3,827,375	17,026	169,695	4,409	45,135
Costs of shares repurchased	(255,416)	(9,098,612)	(116,795)	(5,241,652)	(5,358)	(54,062)	(12,326)	(127,022)

Net increase (decrease)	(83,622)	$(3,049,518)	12,275	$473,914	42,338	$425,523	478,015	$4,932,583

	Real Estate Securities Fund
	2016		2015
	Shares	Amount	Shares	Amount
Proceeds from sale of shares	9,086,622	$102,952,996	12,302,143	$151,157,837
Reinvestment of distributions	2,615,355	29,876,187	1,159,190	14,068,721
Costs of shares repurchased	(8,348,775)	(97,454,624)	(11,358,708)	(138,458,625)

Net increase	3,353,202	$35,374,559	2,102,625	$26,767,933

*	Commencement of operations was on May 8, 2015 for Core Bond.
**	Shares of the Fund as of May 7, 2015 were designated as Service Class shares on May 8, 2015 for Core Bond.

At April 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap - four collectively own 58%; All Cap Growth - one owns 28%; Emerging Opportunities - two collectively own 49%; Real Estate Securities - three collectively own 65%; Core Bond - three collectively own 63%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds, other than Real Estate Securities, may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

45

Notes to Financial Statements (continued)

At April 31, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Small Cap, All Cap Growth and Emerging Opportunities were $2,460,184, $5,440,328 and $12,008,707, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Small Cap is managed by Frontier Capital Management Co., LLC (“Frontier”). All Cap Growth is managed by TimesSquare Capital Management, LLC (“TimesSquare”). Core Bond is managed by GW&K. AMG indirectly owns a majority interest in Frontier, TimesSquare and GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	1.00%
All Cap Growth	0.75%
Emerging Opportunities	1.00%
Real Estate Securities	0.60%
Core Bond	0.30%

The Investment Manager has contractually agreed, through March 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Small Cap, All Cap Growth, Emerging Opportunities and Core Bond to 1.05%, 0.79%, 1.18% and 0.48%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the Investment Manager of each Fund or a successor fund, by mutual agreement of the Investment Manager and the Board, or in the event of each Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Effective July 1, 2012, the Investment Manager has contractually agreed through March 1, 2015 to waive management fees and/or reimburse Fund expenses in order to limit the Real Estate Securities Fund’s total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.24% of the Fund’s average daily net assets.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s respective contractual expense limitation amount. For the six months ended April 30, 2016, each Fund’s expiration of reimbursement are as follows:

		All Cap
Expiration Period	Small Cap	Growth
Less than 1 year*	$64,861	$180,836
Within 2 years	95,633	198,348
Within 3 years	102,146	224,385

Total Amount Subject to Reimbursement	$262,640	$603,569

	Emerging	Core
Expiration Period	Opportunities	Bond
Less than 1 year*	$311,126	$1,209,216
Within 2 years	353,620	936,682
Within 3 years	357,782	612,261

Total Amount Subject to Reimbursement	$1,022,528	$2,758,159

*	A portion of this represents the expiration amount through the fiscal year ended October 31, 2016 of $30,285, $96,359, 138,597 and $632,092 for Small Cap, All Cap Growth, Emerging Opportunities and Core Bond, respectively.

Small Cap is obligated by its investment management contract to pay an annual management fee to the Investment Manager. The Investment Manager, in turn, pays all or a portion of this fee to Frontier. Under its Investment Manager Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives compensation from Frontier for its administrative services to the Fund pursuant to a separate agreement between the Investment Manager and Frontier. For each of the Funds other than Small Cap, the Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Each Fund pays a fee to the Administrator at the rate of 0.25% per annum, except Core Bond, which is 0.20% per annum, each Fund’s respective average daily net assets for these services.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective

46

Notes to Financial Statements (continued)

purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Small Cap, All Cap Growth and Core Bond have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Investor Class shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net asset value as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2016 were as follows:

	Maximum	Actual
	Amount	Amount
Fund	Allowed	Incurred
Small Cap
Investor Class	0.25%	0.25%
Service Class	0.25%	0.25%
All Cap Growth
Investor Class	0.25%	0.25%
Service Class	0.25%	0.10%
Emerging Opportunities
Service Class	0.25%	0.25%
Real Estate Securities
	0.25%	0.25%
Core Bond
Investor Class	0.15%	0.15%
Service Class	0.10%	0.07%

The Board provides supervision of the affairs of the Trust, other Trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2016, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Small Cap borrowed $1,321,900 for four days paying interest of $133, All Cap Growth borrowed $9,010,618 for five days paying interest of $929, Emerging Opportunities borrowed $6,084,846 for 12 days paying interest of $561 and Real Estate Securities borrowed varying amounts not exceeding $9,089,093 for 13 days paying interest of $1,531. The interest amount is included in the Statement of Operations as miscellaneous expense. Emerging Opportunities lent $1,321,900 for four day earning interest of $133, Real Estate Securities lent $1,868,122, for three days earning interest of $131 and Core Bond lent varying amounts not exceeding $7,769,973 for 11 days earning interest of $1,201. The interest amount is included in the Statement of Operations as interest income. At April 30, 2016, the Funds had no loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$7,828,414	$13,489,012
All Cap Growth	35,821,879	33,895,546
Emerging Opportunities	58,164,305	80,428,244
Real Estate Securities	153,351,714	139,290,723
Core Bond	88,660,884	118,747,159

Core Bond purchases and sales of U.S. Government obligations during the six months ended April 30, 2016, were $24,957,142 and $55,450,927, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds, other than Real Estate Securities, participate in the Program, providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted

47

Notes to Financial Statements (continued)

in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At April 30, 2016, the value of securities loaned and cash collateral received were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Small Cap	$2,339,385	$2,460,184
All Cap Growth	5,275,397	5,440,328
Emerging Opportunities	11,514,991	12,008,707

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of April 30, 2016.

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Small Cap
BNP Paribas Securities Corp.	$460,184	$460,184	—	—
Citigroup Global Markets, Inc.	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Total	$2,460,184	$2,460,184	—	—

All Cap Growth
BNP Paribas Securities Corp.	$271,992	$271,992	—	—
Citigroup Global Markets, Inc.	1,292,084	1,292,084	—	—
HSBC Securities USA Inc.	1,292,084	1,292,084	—	—
Mizuho Securities USA, Inc.	1,292,084	1,292,084	—	—
Nomura Securities International, Inc.	1,292,084	1,292,084	—	—

Total	$5,440,328	$5,440,328	—	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets	Financial
	Presented in the Statement	Instruments	Cash Collateral
Fund	of Assets and Liabilities	Collateral	Received	Net Amount
Emerging Opportunities
BNP Paribas Securities Corp.	$600,337	$600,337	—	—
Citigroup Global Markets, Inc.	2,852,090	2,852,090	—	—
Mizuho Securities USA, Inc.	2,852,090	2,852,090	—	—
Nomura Securities International, Inc.	2,852,090	2,852,090	—	—
State of Wisconsin Investment Board	2,852,100	2,852,100	—	—

Total	$12,008,707	$12,008,707	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit

www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 7, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: July 7, 2016